Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	E-COMMERCE CHINA DANGDANG INC.
Entity Central Index Key	0001499744
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Class A common shares [Member]
Entity Common Stock, Shares Outstanding	279,517,750
Class B common shares [Member]
Entity Common Stock, Shares Outstanding	131,916,660

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class A common shares [Member] CNY	Dec. 31, 2011 Class A common shares [Member] CNY	Dec. 31, 2012 Class B common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member] CNY	Dec. 31, 2011 Class B common shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 69,454	432,703	192,962
Restricted cash	113,869	709,417
Time deposits	79,043	492,445	1,178,839
Held-to-maturity investments			20,000
Inventories	238,452	1,485,579	1,583,283
Accounts receivable (net of allowance for doubtful accounts of RMB1,746 and RMB2,056 (US$330) as of December 31, 2011 and 2012, respectively)	9,087	56,610	67,369
Prepaid expenses and other current assets (including expenses prepaid to related parties amounting to RMB9,625 and RMB nil (US$ nil) as of December 31, 2011 and 2012 respectively)	32,631	203,294	142,307
Amounts due from related parties	51	320	188
Total current assets	542,587	3,380,368	3,184,948
Fixed assets, net	19,466	121,274	96,612
Prepaid land lease payment	7,096	44,209
Prepaid expenses and deposits	5,983	37,275	4,182
Total non-current assets	32,545	202,758	100,794
Total assets	575,132	3,583,126	3,285,742
Current liabilities:
Accounts payable (including accounts payable of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB350,073 and RMB335,272 (US$53,815) as of December 31, 2011 and 2012, respectively)	251,005	1,563,787	1,485,943
Short-term bank loans	96,307	600,000	150,000
Deferred revenue (including deferred revenue of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB27,280 and RMB17,494 (US$2,808) as of December 31, 2011 and 2012, respectively)	36,719	228,765	213,230
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB63,116 and RMB208,466 (US$33,461) as of December 31, 2011 and 2012, respectively)	66,576	414,776	266,092
Amounts due to related parties	374	2,333	12,691
Total current liabilities	450,981	2,809,661	2,127,956
Non-current liabilities (including non-current liabilities of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB nil and RMB1,889 (US$303) as of December 31, 2011 and 2012, respectively)	5,452	33,966
Total liabilities	456,433	2,843,627	2,127,956
Commitments and contingencies
Shareholders' equity:
Common shares				32	200	197	17	103	103
Additional paid-in capital	297,774	1,855,164	1,825,873
Accumulated other comprehensive loss	(14,777)	(92,066)	(88,336)
Accumulated deficit	(164,347)	(1,023,902)	(580,051)
Total shareholders' equity	118,699	739,499	1,157,786
Total liabilities and shareholders' equity	$ 575,132	3,583,126	3,285,742

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] USD ($)	Dec. 31, 2012 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] CNY	Dec. 31, 2011 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] CNY	Dec. 31, 2012 Class A common shares [Member] USD ($)	Dec. 31, 2011 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member] USD ($)	Dec. 31, 2011 Class B common shares [Member] USD ($)
Allowance for doubtful accounts	$ 330	2,056	1,746
Expenses prepaid to related parties, current			9,625
Accounts payable	251,005	1,563,787	1,485,943	53,815	335,272	350,073
Deferred revenue	36,719	228,765	213,230	2,808	17,494	27,280
Accrued expenses and other current liabilities	66,576	414,776	266,092	33,461	208,466	63,116
Non-current liabilities	$ 5,452	33,966		$ 303	1,889
Common shares, par value (in dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized							686,505,790	686,505,790	313,494,210	313,494,210
Common shares, shares issued							268,919,350	265,082,760	131,916,660	131,916,660
Common shares, shares outstanding							268,919,350	265,082,760	131,916,660	131,916,660

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues
Product revenue	$ 805,895	5,020,803	3,551,510	2,255,521
Other revenue	27,769	173,006	67,462	26,159
Total net revenues	833,664	5,193,809	3,618,972	2,281,680
Cost of revenues
Total cost of revenues (including purchases from a related party amounting to RMB4,100, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2010, 2011 and 2012, respectively)	(717,397)	(4,469,455)	(3,118,365)	(1,775,881)
Gross profit	116,267	724,354	500,607	505,799
Operating expenses:
Fulfillment (including service fees payable to related parties amounting to RMB9,625, RMB9,625 and RMB9,625 (US$1,545) for the years ended December 31, 2010, 2011 and 2012, respectively)	(118,167)	(736,191)	(474,506)	(286,443)
Marketing	(31,450)	(195,938)	(150,313)	(76,669)
Technology and content	(24,601)	(153,267)	(89,616)	(64,682)
General and administrative	(22,066)	(137,473)	(84,113)	(67,903)
Government grants	1,479	9,216	13,603	4,805
Income (loss) from operations	(78,538)	(489,299)	(284,338)	14,907
Interest income	6,211	38,695	26,606	7,087
Interest expense	(1,220)	(7,603)	(259)
Other (expenses) income, net	2,304	14,356	53,830	(3,273)
Income (loss) before income taxes	(71,243)	(443,851)	(204,161)	18,721
Income tax benefit (expense)			(24,326)	12,061
Net income (loss)	(71,243)	(443,851)	(228,487)	30,782
Deemed dividend on Series C convertible preferred shares				(1,779)
Net income (loss) attributable to common shareholders	(71,243)	(443,851)	(228,487)	29,003
Income (loss) per common share:
Basic	$ (0.18)	(1.11)	(0.58)	0.02
Diluted	$ (0.18)	(1.11)	(0.58)	0.02
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment	(599)	(3,730)	(66,198)	(9,009)
Comprehensive income (loss) attributable to common shareholders	$ (71,842)	(447,581)	(294,685)	21,773

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Cost of revenues, purchases from a related party				4,100
Fulfillment, service fees payable to related parties	$ 1,545	9,625	9,625	9,625

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income (loss)	$ (71,243)	(443,851)	(228,487)	30,782
Adjustments to reconcile net income (loss) to net cash from operating activities:
Allowance for doubtful receivables	(26)	(163)	(47)	1,793
Depreciation of fixed assets	6,631	41,312	24,870	20,098
Amortization of prepaid land lease payment	72	447
Share-based compensation	1,796	11,187	11,457	10,300
Deferred income tax (expense) benefit			23,998	(23,998)
Unrealized foreign currency exchange (income) loss	(843)	(5,255)	(49,994)	2,317
Changes in operating assets and liabilities:
(Increase) decrease in inventories	15,682	97,704	(687,010)	(355,529)
(Increase) decrease in accounts receivable	1,677	10,449	(49,520)	(7,831)
Increase in prepaid expenses and other current assets	(9,713)	(60,512)	(34,747)	(48,699)
Decrease (increase) in due from related parties	(21)	(132)	2,826	116
(Increase) decrease in other non-current assets	(1,040)	(6,478)	7,709	(11,404)
Increase in accounts payable	12,495	77,844	609,793	240,741
Increase in deferred revenue	7,945	49,501	133,153	41,558
Increase in accrued expenses and other current liabilities	23,918	149,009	96,306	85,852
Prepaid land lease payment	(7,168)	(44,656)
Decrease in amounts due to related parties	(1,663)	(10,358)	(2,562)	(520)
Net cash used in operating activities	(21,501)	(133,952)	(142,255)	(14,424)
Cash flows from investing activities:
Deposit for purchase of fixed assets	(4,272)	(26,615)
Purchase of fixed assets	(10,642)	(66,301)	(62,273)	(41,824)
Proceeds received from maturity of held-to-maturity investments	3,210	20,000	1,865,000	1,728,000
Purchases of held-to-maturity investments			(1,885,000)	(1,638,000)
Time deposits placed with financial institutions	(122,381)	(762,445)	(2,766,366)
Maturity of time deposits	232,555	1,448,839	1,587,527
Net cash provided by (used in) investing activities	98,470	613,478	(1,261,112)	48,176
Cash flows from financing activities:
Proceeds from short-term bank loans	168,537	1,050,000	150,000
Repayment of short-term bank loans	(96,307)	(600,000)
Restricted cash placed with financial institutions	(113,869)	(709,417)
Proceeds from exercise of share options	2,906	18,107	20,008	10,398
Proceeds from disposal of Class B common shares received on behalf of selling shareholders				257,124
Payment of proceeds from disposal of Class B common shares to selling shareholders			(257,124)
Proceeds from initial public offering				1,343,357
Reimbursement of initial public offering costs			7,711
Initial public offering costs			(1,526)	(15,219)
Net cash provided by (used in) financing activities	(38,733)	(241,310)	(80,931)	1,595,660
Effect of exchange rate changes on cash and cash equivalents	245	1,525	(14,646)	(13,265)
Net increase (decrease) in cash and cash equivalents	38,481	239,741	(1,498,944)	1,616,147
Cash and cash equivalents at beginning of the year	30,973	192,962	1,691,906	75,759
Cash and cash equivalents at end of the year	69,454	432,703	192,962	1,691,906
Supplementary disclosures of cash flow information:
Payable for purchase of fixed assets	1,513	9,428	10,197
Interest Paid	$ 1,108	6,906

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common shares [Member] CNY	Class A common shares [Member] USD ($)	Class A common shares [Member] CNY	Class B common shares [Member] USD ($)	Class B common shares [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY
Balance at Dec. 31, 2009		(270,543)	151						123,002		(13,129)		(380,567)
Balance (in shares) at Dec. 31, 2009			175,644,260
Net income (loss)		30,782											30,782
Other comprehensive loss		(9,009)									(9,009)
Deemed dividend on Series C convertible preferred shares		(1,779)											(1,779)
Share-based compensation		10,300							10,300
Share-based compensation (in shares)			300,000
Re-registration of common shares to Class B common shares			(151)				151
Re-registration of common shares to Class B common shares (in shares)			(175,944,260)				175,944,260
Issuance of Class A common shares		1,343,357			45				1,343,312
Issuance of Class A common shares (in shares)					67,500,000
Initial public offering costs capitalized		(19,058)							(19,058)
Conversion of convertible preferred shares into common shares		319,809					91		319,718
Conversion of convertible preferred shares into common shares (in shares)							137,549,950
Conversion of Class B common shares into Class A common shares					19		(19)
Conversion of Class B common shares into Class A common shares (in shares)					(26,973,340)		26,973,340
Exercise of stock options		10,398			7				10,391
Exercise of stock options (in shares)					10,060,000
Balance at Dec. 31, 2010		1,414,257			71		223		1,787,665		(22,138)		(351,564)
Balance (in shares) at Dec. 31, 2010					104,533,340		286,520,870
Net income (loss)		(228,487)											(228,487)
Other comprehensive loss		(66,198)									(66,198)
Share-based compensation		11,457							11,457
Share-based compensation (in shares)
Reimbursement of initial public offering costs		7,711							7,711
Initial public offering costs capitalized		(962)							(962)
Conversion of Class B common shares into Class A common shares					120		(120)
Conversion of Class B common shares into Class A common shares (in shares)					(154,604,210)		154,604,210
Exercise of stock options		20,008			6				20,002
Exercise of stock options (in shares)					5,945,210
Balance at Dec. 31, 2011		1,157,786			197		103		1,825,873		(88,336)		(580,051)
Balance (in shares) at Dec. 31, 2011					265,082,760		131,916,660
Net income (loss)	(71,243)	(443,851)											(443,851)
Other comprehensive loss	(599)	(3,730)									(3,730)
Share-based compensation		11,187							11,187
Exercise of stock options		18,107			3				18,104
Exercise of stock options (in shares)					3,836,590
Balance at Dec. 31, 2012	$ 118,699	739,499		$ 32	200	$ 17	103	$ 297,774	1,855,164	$ (14,777)	(92,066)	$ (164,347)	(1,023,902)
Balance (in shares) at Dec. 31, 2012				268,919,350		131,916,660

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

Note 1-ORGANIZATION AND BASIS OF PRESENTATION

E-Commerce China Dangdang Inc. (the "Company") is a limited company incorporated on January 7, 2000 and domiciled in the Cayman Islands. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and affiliated PRC entities ("Affiliated PRC Entities"), entities controlled through contractual arrangements.

The Company is principally engaged in the sales of books, audio-visual products, periodicals, consumer electronics and other general merchandise on the internet. The Company's principal operations and geographic markets are in the People's Republic of China ("PRC").

Details of the Company's subsidiaries and its Affiliated PRC Entities as of December 31, 2012 are as follows:

Company Subsidiaries	Date of Establishment	Place of Establishment	Percentage of Direct Ownership by the Company	Principal Activities
Beijing Dangdang Information Technology Co., Ltd. ("Dangdang Information")	July 8, 1997	PRC	100%	Sales of books on the internet

Wuxi Dangdang Information Technology Co., Ltd. ("Wuxi Dangdang Information")	August 11, 2010	PRC	99% (1% owned by Dangdang Kewen)	Sales of books, periodicals, electronic publications, consumer electronics and other general merchandise on the internet

Dangdang Information Technology (Tianjin) Co., Ltd. ("Tianjin Dangdang Information"), a wholly owned subsidiary of Dangdang Information	September 8, 2011	PRC	99% (1% owned by Dangdang Kewen)	Sales of books, periodicals, electronic publications, consumer electronics and other general merchandise on the internet

Beijing Dangdang Kewen E-Commerce Co., Ltd. ("Dangdang Kewen")	August 24, 2004	PRC	Nil	Sales of audio-visual products, periodicals, consumer electronics and other general merchandise on the internet

Wuxi Dangdang Kewen E-Commerce Co., Ltd. ("Wuxi Dangdang Kewen"), a wholly owned subsidiary of Dangdang Kewen	September 20, 2010	PRC	Nil	Sales of consumer electronics and other general merchandise on the internet

Note: Dynamic Tech Holdings Ltd. and E-publishing Service Company Ltd., which were incorporated in 2011, have been omitted from this list since they are dormant companies and had no significant accounting transactions for the years ended December 31, 2011 and 2012.

In order to comply with the PRC law and regulations which prohibit foreign control of companies involved in internet content, the Company operates its website and provides online sales in the PRC through Dangdang Kewen. The equity interests of Dangdang Kewen are legally held directly by Ms. Yu Yu and Mr. Guoqing Li, shareholders and directors of the Company. The effective control of Dangdang Kewen is held by Dangdang Information through a series of contractual arrangements (the "Contractual Agreements"). As a result of the Contractual Agreements, Dangdang Information maintains the ability to control Dangdang Kewen, is entitled to substantially all of the economic benefits from Dangdang Kewen and is obligated to absorb all of Dangdang Kewen's expected losses.

Therefore, the Company consolidates Dangdang Kewen in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification ("ASC") 810, Consolidation.

The following is a summary of the Contractual Agreements, which may be amended by Dangdang Information if and when proposed and is not subject to Dangdang Kewen's consent:

Loan agreement

The shareholders of Dangdang Kewen, namely Ms. Yu Yu and Mr. Guoqing Li, entered a loan agreement with Dangdang Information in December 2004, as amended and restated in July 2010. Under this loan agreement, Dangdang Information granted an interest-free loan of RMB2.0 million to Ms. Yu Yu and Mr. Guoqing Li, collectively, for their capital contributions to Dangdang Kewen. Dangdang Information will make further loans to support the continued development of Dangdang Kewen's business operations. The term of the loan is from December 2004 until the date when Dangdang Information requests repayment. Dangdang Information may request repayment of the loan with 30 days' advance notice.

Exclusive call option agreement

The shareholders of Dangdang Kewen entered into an option agreement with Dangdang Information in December 2004, as first amended in July 2010 and as further amended in December 2012, under which the shareholders of Dangdang Kewen jointly and severally granted to Dangdang Information an exclusive and irrevocable option to purchase their equity interests in Dangdang Kewen at the original capital contribution amount. Under the option agreement, Dangdang Information will make loans to the founders pursuant to the development of the business operations of Dangdang Kewen. The purchase price will be set off against the loan repayment under the loan agreement. Dangdang Information may exercise such option at any time until it has acquired all equity interests of Dangdang Kewen or freely transfer the option to any third party and such third party may assume the rights and obligations of the option agreement. The term of the agreement will expire in December 2022, and may be extended for another ten years and for an unlimited number of times upon Dangdang Information's written confirmation prior to the expiration of the initial term or the extension period thereof. The shareholders of Dangdang Kewen may not unilaterally terminate this agreement; however, Dangdang Information may unilaterally terminate this agreement at any time during the term and extension period of the agreement.

Exclusive technical support service agreement

Dangdang Information and Dangdang Kewen entered into an exclusive technical support agreement in May 2006, as first amended in July 2010 and as further amended in December 2012, under which Dangdang Kewen engages Dangdang Information as its exclusive provider of technical platform and technical support, maintenance and other services. Dangdang Kewen shall pay an annual service fee to Dangdang Information determined based on the revenues of Dangdang Kewen. Dangdang Information may amend the terms and conditions of the exclusive technical support agreement, including the services and service fee, at its sole option and discretion from time to time. Dangdang Information shall exclusively own any intellectual property arising from the performance of this agreement. This agreement has an unlimited term. Dangdang Kewen may not terminate the agreement early unless Dangdang Information commits gross negligence, fraud or other illegal actions or goes bankrupt, while Dangdang Information has the right to terminate the agreement at any time at its sole discretion by giving a 30 days prior notice to Dangdang Kewen.

Share pledge agreement

The shareholders of Dangdang Kewen entered into a share pledge agreement with Dangdang Information in December 2004, as first amended in July 2010 and as further amended in December 2012, under which the shareholders pledged all of their equity interests in Dangdang Kewen to Dangdang Information as collateral for all of their payments due to Dangdang Information and to secure their obligations under the above agreements. Dangdang Kewen is prohibited from declaring any dividend during the term of the pledge; however, to the extent there is a distribution, including but not limited to any loans, the shareholder of Dangdang Kewen have to remit amounts in full to Dangdang Information immediately. The shareholders of Dangdang Kewen may not transfer or assign the shares, the rights and obligations in the share pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Dangdang Information without Dangdang Information's preapproval. Dangdang Information shall provide the necessary financial support to Dangdang Kewen to fund any losses incurred during the term of the pledge and not request for repayment if Dangdang Kewen is unable to do so. Dangdang Information is entitled to transfer or assign in full or in part the shares pledged. In the event of default, Dangdang Information as the pledgee, will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interests through transfer or assignment. This agreement cannot be terminated until all of the secured indebtedness has been fully discharged or all the equity interests have been purchased pursuant to the exclusive call option agreement.

Power of Attorney

Each shareholder of Dangdang Kewen executed a restated irrevocable power of attorney in December 2012 to appoint Dangdang Information as the attorney-in-fact to act on his or her behalf on all matters pertaining to Dangdang Kewen and to exercise all of his or her rights as a shareholder of Dangdang Kewen, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of his or her equity interests in Dangdang Kewen pursuant to the exclusive call option agreement. The power of attorney with each shareholder will remain effective as long as the shareholder holds any equity interests in Dangdang Kewen.

Due to the consolidation of the Affiliated PRC Entities, the Company reflected the following in the consolidated financial statements:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Current assets	443,903	472,501	75,842
Non-current assets	188	334	54

Total assets	444,091	472,835	75,895

Current liabilities	440,469	561,232	90,084
Non-current liabilities	-	1,889	303

Total liabilities	440,469	563,121	90,387

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Net revenues	425,762	553,481	212,898	34,172
Net income (loss)	6,145	4,706	(57,287)	(9,195)
Net cash provided by (used in) operating activities	9,612	(79,331)	72,580	11,693
Net cash used in investing activities	(56)	(49)	(57)	(9)
Net cash provided by financing activities	-	-	-	-

For the years ended December 31, 2010, 2011 and 2012, the Affiliated PRC Entities contributed in aggregate 18.7%, 15.3% and 4.1%, respectively, of the Company's consolidated net revenues.

As of December 31, 2012, there was no pledge or collateralization of the assets of Affiliated PRC Entities and Dangdang Information has not provided any financial support that it was not previously contractually required to provide to Dangdang Kewen. There were no assets of Affiliated PRC Entities that can only be used to settle its obligations. Creditors of Affiliated PRC Entities have no recourse to the general credit of Dangdang Information, which is the primary beneficiary of Dangdang Kewen.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP").

Principles of consolidation

The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries and its Affiliated PRC Entities in which it has a controlling financial interest. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, as Dangdang Information demonstrates its ability to control Dangdang Kewen through the Company's rights to all the residual benefits Dangdang Kewen and Dangdang Information's obligation to fund losses of Dangdang Kewen, the entity and its subsidiaries are included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and PRC Affiliated Entities have been eliminated in consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company's financial statements include, but are not limited to, sales returns, vendor and customer incentives, allowances for doubtful accounts, lower of cost and market of inventories, useful lives of long-lived assets, realization of deferred tax assets, share-based compensation expense and uncertain tax positions. Actual results could materially differ from those estimates.

Foreign currency translation and transactions

The functional currency of the Company is the United States dollar ("US$"). The Company's subsidiaries and Affiliated PRC Entities determined their functional currency to be the Chinese Renminbi ("RMB"). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Foreign exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

Convenience translation

Amounts in U.S. dollars ("US$") are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2301 to US$1.00 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Restricted cash

Restricted cash represents deposits not readily available to the Company because they are required to be pledged to secure short-term bank loans outstanding as of December 31, 2012 (note 8).

Time deposits

Time deposits represent interest-bearing deposits held in commercial banks with original stated maturities of more than three months.

Held-to-maturity investments

The Company accounts for its investments in accordance with ASC 320, Investments-Debt and Equity Securities ("ASC 320"). According to ASC 320, the investments in debt securities are accounted for as either "held-to-maturity", "trading" or "available-for-sale".

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance to ASC 320. If the decline in fair value is judged to be other than temporary, the cost basis of the individual security would be written down to its fair value as a charge to the consolidated statements of comprehensive income (loss). No impairment loss was recognized on the held-to-maturity securities for any of years presented.

Inventories

Inventories, consisting of products available for sale and packaging material, are accounted for using the first-in first-out method, and are valued at the lower of cost or market. This valuation requires the Company to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

In accordance with its policy, the Company reviews the estimated obsolete inventories on an ongoing basis. This review indicated that the Company's inventories were less susceptible to obsolescence and changes in the marketplace. As a result, effective from January 1, 2012, the Company changed its estimates of the obsolete inventories to better reflect the utility of the inventory. The change in estimate resulted in a decrease of loss from operations and net loss by approximately RMB23,490 (US$3,770) or RMB0.56 (US$0.09) per basic and diluted Class A and Class B shares for the year ended December 31, 2012.

Fixed assets, net

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Other office and warehouse equipment	3-8 years	0%
Vehicles	3 years	0%
Leasehold improvements	The shorter of the expected life of leasehold improvements of 3-5 years and the lease term	0%

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

The Company constructs certain of its fixed assets. All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and depreciation of these assets commences when they are ready for their intended use.

Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available for the long-lived assets. No impairment charge was recognized for any of the years presented.

Prepaid land lease payment

Prepaid land lease payment represents amount paid for the right to use land in the PRC and is recorded at purchase cost less accumulated amortization. Amortization is provided on a straight line basis over the term of the land use right agreement, which is 50 years.

Fair value

ASC 820, Fair Value Measurements and Disclosures ("ASC 820") defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820 did not impact the Company's financial condition, results of operations, or cash flow, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. The financial instruments of the Company primarily comprise of cash and cash equivalents, restricted cash, time deposits, held-to-maturity investments, accounts receivables, other receivables, amounts due from/to related parties, accounts payable, other payables and short-term bank loans. The Company did not have any financial instruments that were measured at fair value on a recurring basis or non-recurring basis as of December 31, 2011 and 2012. The carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

Modification of Series C convertible preferred shares

The Company assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model. If the fair value of the convertible preferred shares immediately after the amendment changed by more than 10 percent of the fair value of the convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the convertible preferred shareholders. When convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the convertible preferred shareholders. Modifications that result in a decrease in the fair value of the convertible preferred shares are not recognized.

Revenue

Revenue recognition

The Company's principal business is to sell media products and general merchandise sourced from publishers, manufacturers and distributors in China, operate the dangdang.com marketplace program, under which third-party merchants sell general merchandise as well as render advertising services on the Company's website. In accordance with ASC 605, Revenue Recognition ("ASC 605"), the Company records product sales and related costs on a gross basis when it is the primary obligor in a transaction. When the Company is not the primary obligor in a transaction and is instead acting as an agent, such as in transactions on the Company's marketplace program, fees earned are recorded on a net basis.

Revenue is recorded net of value-added and business taxes.

Product revenue

Consistent with the criteria of Staff Accounting Bulletin No. 104, Revenue Recognition ("SAB 104"), the Company recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Customers place their order for products online fixing the related selling price and shipping charge. Payment for the purchased product is made either before delivery or upon delivery. Revenue, net of discounts and return allowances, is recorded when title passes to customers upon delivery. Return allowances, which reduce product revenue, are estimated based on historical experience. Shipping charges to customers are included in product revenue and totaled RMB12,727, RMB19,490 and RMB28,964 (US$4,649) for the years ended December 31, 2010, 2011 and 2012, respectively.

Other revenue

Other revenue primarily consists of fees charged to third-party merchants participating in the Company's marketplace program as well as advertising revenue. The fees are derived from a service charge to participate in the program for a designated period of time, a percentage of the transaction value and a fixed commission. Fee revenue is recognized ratably over the period of the arrangement, generally up to one year. Fees from transactions are recognized when the transaction is completed and collectability is reasonably assured. The Company recognizes advertising revenue based on the revenue recognition criteria in accordance with SAB 104.

Discount coupons

The Company periodically provides discount coupons to its customers for use in purchases that require a minimum transaction value. Coupons may be granted to customers to incentivize a current purchase. Discounts for current purchases are treated as a reduction of revenue for the related transaction. Coupons may also be given to a customer that has made a purchase of a minimum value but for which may only be used in a future purchase. During the year ended December 31, 2011 and 2012, the Company made extensive use of such coupons to incentivize future purchases. When the right to purchase discounted products in the future does not represent a significant and incremental discount to the customer, such right is not considered an element of an arrangement within the scope of the multiple-element arrangements guidance in ASC 605. The discounts for future purchases, when accepted by the customer, are treated as a reduction of revenue when the future transaction is recognized. When the right to discounts for future purchases represents a significant and incremental discount to the customer, such right is accounted for as a separate element under ASC 605. As of December 31, 2011 and 2012, the outstanding coupons did not represent a significant and incremental discount to the customers.

Gift cards

The Company records deferred revenue when it sells gift cards. The Company records revenue when a customer redeems the gift card. Gift cards are generally valid for one year from the date of issuance. Unredeemed amounts are recorded in other revenue when the gift card expires.

Loyalty programs

Customers may earn loyalty points from the purchase of merchandise from the Company. Points are earned based on the amount and types of merchandise purchased and expire at the end of the next calendar year. Customers may redeem the loyalty points for discount coupons to be used on future purchases of selected items on the Company's website or exchanged for discount coupons for third-party products or services. The Company does not pay nor has any obligations to the third-party providers. Instead, such program allows third-party providers a channel to the Company's customers. In addition, customers may attain a tiered membership status based on the value of merchandise purchased over the past twelve months. Membership status entitles the holder to certain discounts on future purchases of selected items on the Company's website. Membership status is subject to renewal every twelve months. The Company accrues for the estimated incremental cost of redeeming the benefits at the time the benefits are earned by the customer. Estimated incremental costs have been insignificant since the inception of the respective loyalty programs.

Cost of revenue

Cost of revenue represents cost of goods sold including the purchase price of consumer products and content sold by the Company as well as packaging supplies. Dangdang Information is subject to business tax and other surcharges on the revenue earned for exclusive technical support provided to Dangdang Kewen, pursuant to the Contractual Agreements (note 1). Such business tax and other surcharges have been insignificant for the years presented.

Rebates and promotion fees

The Company has agreements to receive consideration from certain of its vendors, including rebates for products it sells over a period of time as well as for promoting vendors' products during the year. The rebates are not sufficiently separable from the Company's purchase of the vendors' products and they do not represent a reimbursement of costs incurred by the Company to sell vendors' products. Rebates which are based on the volume of sales to the Company's customers for a specified period are accounted for as a reduction of "cost of revenues" when the volume thresholds are met and the amount of rebate is determinable. Promotion fees related to specific inventory sold are recorded as a reduction of "cost of revenues" when the item is sold. Rebates and promotion fees that are not linked to the volume of sales to the Company's customers or specific inventory sold are allocated between "cost of revenues" and "inventories" based on purchases for the year. Rebates and promotion fees recorded as a reduction of "cost of revenues" totaled RMB111,189, RMB172,925 and RMB308,162 (US$49,463) for the years ended December 31, 2010, 2011 and 2012, respectively.

Fulfillment

Fulfillment costs represent those costs incurred in out-bound shipping and operating and staffing the Company's fulfillment and customer service centers, including costs attributable to buying, receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; and responding to inquiries from customers. Fulfillment costs also include amounts payable to third parties that assist the Company in fulfillment and customer service operations. Out-bound shipping costs totaled RMB162,365, RMB264,656 and RMB376,987 (US$60,511) for the years ended December 31, 2010, 2011 and 2012, respectively.

Marketing

Marketing costs consist primarily of advertising costs, promotion costs relating to marketing activities and payroll and related expenses for personnel engaged in marketing, business development and selling activities.

Advertising costs, expensed as incurred, totaled RMB72,893, RMB141,773 and RMB185,346 (US$29,750), in the years ended December 31, 2010, 2011 and 2012, respectively.

Technology and content

Technology and content expenses consist principally of payroll and related expenses for employees involved in category expansion, application development, e-book platform development, editorial content, and systems support, as well as costs and depreciation associated with the computing, storage and telecommunications infrastructure used internally and supporting online activities.

Technology and content costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal, and human relations, among others; costs associated with use by these functions of facilities and equipment, such as depreciation expense and rent; and other general corporate costs.

Leases

The Company enters into operating leases wherein payments are recognized as an expense on a straight-line basis over the lease term. The Company had no capital leases for any of the years stated herein.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company's comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income (loss). The Company adopted Accounting Standards Update ("ASU") No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income (loss) and other comprehensive loss in one single continuous statement. Prior years' comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Government grants

Government grants received in connection with the maintenance of the Company's operations in specific locations are recognized as deferred government grants when received and recorded as other operating income over the period the attached conditions are met and the government grants are earned.

If the purpose of the government grant is specifically defined in the terms and conditions of the contract, the grant received is recorded as an offset to the specified expense. The amount recorded to offset marketing expenses for the years ended December 31, 2010, 2011 and 2012 was RMB nil, RMB10,000 and RMB nil (US$ nil), respectively.

Income tax

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statement of comprehensive income (loss).

In accordance with the provisions of ASC 740, Income Taxes, the Company recognizes in its financial statements the benefit of a tax position if the tax position is "more likely than not" to prevail based on the facts and technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company's estimates. As each audit is concluded, adjustments, if any, are recorded in the Company's financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

The Company's employees and directors participate in the Company's 2004 and 2010 Share Incentive Plan. The Company applies ASC 718, Compensation-Stock Compensation ("ASC 718"), to account for its employee share-based payments.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

In accordance with ASC 718, the Company records the incremental fair value, if any, of the modified award, as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Income (loss) per share

Income (loss) per share is calculated in accordance with ASC 260, Earnings Per Share ("ASC 260"). Basic income (loss) per common share is computed by dividing net income (loss) attributable to holders of common shares by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income (loss) is allocated between the Class A and Class B common shares and other participating securities based on their participating rights. Diluted income (loss) per common share reflects the potential dilution that could occur if securities to issue common shares were exercised. The dilutive effect of convertible preferred shares and outstanding share-based awards is reflected in the diluted income (loss) per share by application of the if-converted method and treasury stock method respectively. Dilutive equivalent shares are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive. The computation of the dilutive net income (loss) per share of Class A common share assumes the conversion of Class B common shares, while the diluted income per share of Class B common share does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company's Class A and Class B common shares are identical, except with respect to voting. In accordance with ASC 260, the undistributed income for each year is allocated based on the contractual participation rights of the Class A and Class B common shares as if the income for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed income is allocated on the proportionate basis of the weighted average number of respective common shares.

Segment reporting

The Company follows ASC 280, Segment Reporting. The Company's chief operating decision maker, who has been identified as the executive chairwoman of the board of directors, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the internet. As the Company's long-lived assets are substantially all located in the PRC and substantially all the Company's revenues are derived from within the PRC, no geographical segments are presented.

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, other receivables, time deposits and held-to-maturity investments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2012, substantially all of the Company's cash and cash equivalents, time deposits and restricted cash were managed by financial institutions of Mainland China and Hong Kong, which management believes are of high credit quality. As of December 31, 2012, the Company had RMB243,611 (US$39,102) in cash and cash equivalents, restricted cash and time deposits in branches located in the Mainland China and RMB1,390,954 (US$223,264) located outside Mainland China.

Accounts receivable are typically unsecured and are derived from revenue earned from customers and collected on behalf of third party couriers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its couriers and its ongoing monitoring process of outstanding balances.

Concentration of customers and suppliers

There are no revenues from customers or purchases from suppliers which individually represent greater than 10% of the total revenues and purchases for the years ended December 31, 2010, 2011 and 2012.

Currency convertibility risk

The Company transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China (the "PBOC"). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of the U.S. dollar against RMB was approximately 4.58% and 2.30% in 2011 and 2012, respectively. While the international reaction to the RMB appreciation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant appreciation of the RMB against the U.S. dollar.

Business risk

Foreign ownership of Internet-based businesses is subject to significant restrictions under current PRC laws and regulations. Foreign investors are not allowed to own more than 50% equity interest in any entity with an Internet content distribution business. Currently, the Company conducts its operations in China through a series of contractual arrangements entered into among Dangdang Information, Dangdang Kewen and its shareholders.

In the opinion of the Company's management and Jun He Law Offices, our PRC legal counsel, (i) the ownership structure of the Company's subsidiaries and the Affiliated PRC Entities are in compliance with PRC laws, (ii) each of the Company's subsidiaries and Affiliated PRC Entities has the corporate power, authority and legal right to enter into, execute, deliver and perform its obligations under each of the Contractual Agreements to which it is a party, (iii) each of the Contractual Agreements between Dangdang Information, Dangdang Kewen and its shareholders, as described in this annual report, are valid, binding and enforceable in accordance with their respective terms, (iv) The execution, delivery and performance by Dangdang Information and Dangdang Kewen or its shareholders of each of the Contractual Agreements to which it/he/she is a party do not result in any violation of the provisions of the articles of association or business licenses of such subsidiaries and Affiliated PRC Entities, and any violation of any explicit provisions of the applicable PRC laws.

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, there can be no assurance that the PRC regulatory authorities will not in the future take a view that is contrary to the opinion of our PRC legal counsel.

If our ownership structure and the Contractual Arrangements were found to be in violation of any existing or future PRC laws or regulations by the relevant regulatory authorities, the Company may be subject to penalties, which may include but not be limited to, revocation of the business licenses or operating licenses of our PRC subsidiaries or Affiliated PRC Entities, being required to restructure the Company's operations or discontinue the Company's operating activities. If any of these penalties results in our inability to direct the activities of Dangdang Kewen that most significantly impact its economic performance, and/or our failure to receive the economic benefits from Dangdang Kewen, we may not be able to consolidate the entity in our consolidated financial statements in accordance with U.S. GAAP.

In addition, if Dangdang Kewen and its subsidiary or their shareholders fail to perform their obligations under the Contractual Arrangements, the Company may have to incur substantial costs and expend resources to enforce the Company's rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Arrangements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company's ability to enforce these Contractual Arrangements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these Contractual Arrangements, the Company may not be able to exert effective control over its PRC Affiliated Entities, and the Company's ability to conduct its business may be negatively affected.

Recent accounting pronouncements

In February 2013, the Financial Accounting Standards Board issued ASU 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, it requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. Early adoption is permitted. The Company does not expect that the adoption of ASU 2013-02 will have a material impact on its consolidated financial statements.

Comparative figures

Certain items in prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

HELD-TO-MATURITY INVESTMENTS	12 Months Ended
Dec. 31, 2012
HELD TO MATURITY INVESTMENTS [Abstract]
HELD-TO-MATURITY INVESTMENTS	Note 3-HELD-TO-MATURITY INVESTMENTS The Company held fixed income investments issued by banks in the PRC all of which had matured by December 31, 2012.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES

Note 4-INVENTORIES

	As of December 31,
	2011	2012
	RMB	RMB	US$
Media products	1,191,011	1,130,552	181,466
General merchandise	378,499	336,430	54,001
Packing materials and others	13,773	18,597	2,985

	1,583,283	1,485,579	238,452

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 5-PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Prepayments to suppliers	14,852	23,377	3,752
Prepayments to related parties	9,625	-	-
Rental, insurance and other expenses	10,398	19,722	3,166
Rebates and promotion fees receivable	74,714	127,305	20,434
Warehouse deposits	9,464	7,133	1,145
Interest receivable	13,738	10,833	1,739
Other receivables	9,516	14,924	2,395

	142,307	203,294	32,631

FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET

Note 6-FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Electronic equipment	94,783	125,568	20,155
Other office and warehouse equipment	53,570	80,131	12,862
Vehicles	2,005	2,378	382
Leasehold improvements	12,489	13,186	2,116
Construction in progress	-	4,883	784

Total	162,847	226,146	36,299
Less: accumulated depreciation	(66,235)	(104,872)	(16,833)

Fixed assets, net	96,612	121,274	19,466

Construction in progress mainly represented construction and related qualifying costs incurred for the development of the proposed warehouse and office building in Tianjin, PRC, amounting to RMB4,668 US$749) as of December 31, 2012.

Depreciation expenses were RMB20,098, RMB24,870 and RMB41,312 (US$6,631) for the years ended December 31, 2010, 2011 and 2012, respectively.

PREPAID LAND LEASE PAYMENT	12 Months Ended
Dec. 31, 2012
PREPAID LAND LEASE PAYMENT [Abstract]
Prepaid Land Lease Payment

Note 7-PREPAID LAND LEASE PAYMENT

	As of December 31,
	2011	2012
	RMB	RMB	US$
Prepaid land lease payment	-	44,656	7,168
Less: accumulated amortization	-	(447)	(72)

Net carrying value	-	44,209	7,096

Amortization expense for prepaid land lease payment for the years ended December 2010, 2011 and 2012 was RMB nil, RMB nil and RMB447 (US$72), respectively. The Company expects to recognize RMB893 (US$144) in amortization expense for each of the next five years.

SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK LOAN [Abstract]
SHORT-TERM BANK LOAN

Note 8-SHORT-TERM BANK LOANS

As of December 31, 2012, the outstanding short-term bank loans of RMB600,000 (US$96,307) carried interest rates ranging from 5.60% to 5.88% per annum in which RMB300,000 (US$48,153) was repaid in January 2013, together with interest of RMB851 (US$137). The other RMB300,000 (US$48,153) of short-term bank loan will mature on May 14, 2013. The bank loans can only be used for working capital purposes pursuant to the relevant facility agreements and are collateralized by restricted deposits of RMB709,417 (US$113,869). Interest expenses relating to the short-term bank loans recognized in the consolidated statement of comprehensive income (loss) were RMB nil, RMB259 and RMB7,603 (US$1,220) for the years ended December 31, 2010, 2011 and 2012, respectively.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

Note 9-ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2011	2012
	RMB	RMB	US$
Accrued expenses	128,367	154,393	24,782
Accrued payroll	27,258	38,821	6,231
Taxes payable	8,462	36,576	5,871
Deposits from service providers	28,462	62,563	10,042
Payables to merchants participating in the marketplace program	33,548	82,434	13,232
Sales refund payable	18,743	9,596	1,540
Other payables	21,252	30,393	4,878

	266,092	414,776	66,576

PRODUCT REVENUE	12 Months Ended
Dec. 31, 2012
PRODUCT REVENUE [Abstract]
PRODUCT REVENUE

Note 10-PRODUCT REVENUE

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Media products	1,863,431	2,457,423	3,252,511	522,064
General merchandise	392,090	1,094,087	1,768,292	283,831

	2,255,521	3,551,510	5,020,803	805,895

OTHER INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2012
OTHER INCOME (EXPENSE), NET [Abstract]
OTHER INCOME (EXPENSE), NET

Note 11-OTHER (EXPENSES) INCOME, NET

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Exchange (loss) income, net	(2,317)	49,994	5,255	843
Other non-operating income	278	6,607	13,611	2,185
Other non-operating expenses	(1,234)	(2,771)	(4,510)	(724)

	(3,273)	53,830	14,356	2,304

INCOME TAX BENEFIT (EXPENSE)	12 Months Ended
Dec. 31, 2012
INCOME TAX BENEFIT (EXPENSE) [Abstract]
INCOME TAX BENEFIT (EXPENSE)

Note 12-INCOME TAX BENEFIT (EXPENSE)

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands and British Virgin Islands withholding tax will be imposed.

China

The Company's PRC subsidiaries and PRC Affiliated Entities are subject to the statutory rate of 25% in 2010, 2011 and 2012 in accordance with the new enterprise income tax law which was effective on January 1, 2008.

Dividends paid by PRC subsidiaries of the Company out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax is 10%, unless a foreign investor's tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

The current EIT Law treats enterprises established outside of China with "effective management and control" located in China as PRC resident enterprises for tax purpose. The term "effective management and control" is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2012, the Company has not accrued for PRC tax in this regard. The Company will continue to monitor its tax status.

Income (loss) before income taxes consists of:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Non-PRC	(17,386)	55,229	23,349	3,748
PRC	36,107	(259,390)	(467,200)	(74,991)

	18,721	(204,161)	(443,851)	(71,243)

Income taxes consist of:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Current income tax	(11,937)	(328)	-	-
Deferred income tax benefit	40,479	68,876	116,709	18,733
Valuation allowance	(16,481)	(92,874)	(116,709)	(18,733)

	12,061	(24,326)	-	-

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Income tax computed at applicable tax rates (25%)	4,680	(51,040)	(110,963)	(17,811)
Effect of different tax rates in different jurisdictions	4,347	(13,807)	(5,837)	(937)
Non-deductible expenses	526	(3,470)	191	31
Effect of expired tax losses	1,030	-	-	-
Other adjustments	135	(231)	(100)	(16)
Changes in valuation allowance	(22,779)	92,874	116,709	18,733

	(12,061)	24,326	-	-

The PRC income tax returns for fiscal year 2007 through fiscal year 2012 remain open for examination.

The components of deferred taxes are as follows:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	31,697	37,584	6,033
Inventories	10,691	11,367	1,825
Provisions	800	604	97

Total deferred tax assets, current portion	43,188	49,555	7,955
Valuation allowance	(43,188)	(49,555)	(7,955)

Deferred tax assets, current portion, net	-	-	-

Deferred tax assets, non-current portion:
Fixed assets	610	453	73
Net operating losses	65,557	176,056	28,259

Total deferred tax assets, non-current portion	66,167	176,509	28,322
Valuation allowance	(66,167)	(176,509)	(28,332)

Deferred tax assets, non-current portion, net	-	-	-

During the year ended December 31, 2012, the Company reassessed the realizability of deferred tax assets and concluded that it is not more likely than not that the deferred tax assets will be realized. Therefore, the Company recognized a full valuation allowance against deferred tax assets as of December 31, 2012.

As of December 31, 2012, the Company had net operating losses of approximately RMB704,218 (US$113,035), which can be carried forward to offset future net profit for income tax purposes. The net operating loss will expire in 2016 and 2017 if not utilized.

The changes in unrecognized tax benefits are as follows:

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Balance at January 1	4,664	596	649	104
Additions based on tax positions related to the prior years	-	787	66	11
Reductions for tax positions of prior years	(4,068)	-	(433)	(70)
Reductions for tax positions of the current year	-	(734)	-	-

Balance at December 31	596	649	282	45

At December 31, 2010, 2011, and 2012, the Company had approximately RMB596, RMB649 and RMB282 (US$45) of unrecognized tax benefits related to uncertain tax positions. The Company does not anticipate any material changes to its uncertain tax positions in the next 12 months.

There is no current need for the Company to accrue interest or penalty associated with the uncertain tax positions, and, accordingly, no such accruals have been made in the Company's account.

The PRC tax law provides a 3-5 years statute of limitation and the Company's income tax returns are subject to examination by tax authorities during that period.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

Note 13-RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company
Ms. Yu Yu	Shareholder and executive chairwoman of the Company

Mr. Guoqing Li	Shareholder, director and chief executive officer of the Company

Beijing Kewen Cambridge Book Co., Ltd. ("BKCB")	Entity indirectly controlled by family members of Mr. Guoqing Li

Beijing Kewen Guolue Information Technology Co., Ltd. ("BKGI")	Entity indirectly controlled by family members of Mr. Guoqing Li

Tripod Enterprises Holding Limited ("Tripod")	Entity indirectly controlled by a family member of Ms. Yu Yu

Kewen Holding Co. Limited ("Kewen Holding")	Entity indirectly controlled by Mr. Guoqing Li

b)	The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Purchases of goods
BKCB	4,100	-	-	-

Service fees
BKCB	3,716	3,716	3,716	597
BKGI	5,909	5,909	5,909	948

	9,625	9,625	9,625	1,545

The purchases from BKCB and service fees paid to BKCB and BKGI were determined by the mutually agreed amounts and payment terms.

In March 2006, the Company entered into a service agreement with BKCB and BKGI. Pursuant to such agreement the Company was charged a 3% commission on the sales of media products related to children, economics and management. In August 2010, the Company entered into an amendment to the service agreement to revise the service fees from a percentage of relevant revenues to a fixed amount of RMB28,875 for the period from January 1, 2010 to December 31, 2012. Such amount was paid by the Company in October 2010 and the agreement was terminated on December 31, 2012.

c)	The balances between the Company and its related parties as of December 31, 2011 and 2012 are listed below:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Due from a related party:
BKCB	188	320	51

Prepayments to related parties:
BKCB	3,716	-	-
BKGI	5,909	-	-

	9,625	-	-

Due to related parties:
BKCB	2,511	2,333	374
Tripod	5,152	-	-
Kewen Holding	5,028	-	-

	12,691	2,333	374

The amounts due to Tripod and Kewen Holding as of December 31, 2011 were the unsettled consulting fees, which were settled in full in 2012. The consulting agreements with Tripod and Kewen Holding were terminated effective from January 2, 2010.

Outstanding balances at the balance sheet dates were unsecured, interest-free, and had no specified repayment terms. There have been no guarantees provided or received for any related party receivables or payables.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS

Note 14-EMPLOYEE BENEFITS

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries and Affiliated PRC Entities of the Company make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB22,527, RMB36,162 and RMB78,712 (US$12,634) for the years ended December 31, 2010, 2011 and 2012, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 15-COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases office and fulfillment centers under non-cancelable operating leases. Some of these lease agreements provide for periodic rental increases based on contractually agreed rates. Rental expenses under the operating leases were RMB34,879, RMB57,689 and RMB92,493 (US$14,846) for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended December 31,	RMB	US$
2013	121,161	19,448
2014	95,136	15,270
2015	50,917	8,173
2016	33,707	5,410
2017	30,120	4,835
Thereafter	139,549	22,399

	470,590	75,535

Litigation, claims and assessments

The Company is subject to periodic legal or administrative proceedings in the ordinary course of business. Management does not expect the results of any of these actions to have a material adverse effect on the Company's business, results of operations or financial condition. As of December 31, 2012, the Company has not accrued any contingent losses regarding such claims as the estimated costs are insignificant.

Capital commitments

The Company entered into construction agreements in connection with the construction of the proposed warehouse and office building in Tianjin, PRC. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB91.8 million (US$14.7 million) as of December 31, 2012. All of these capital commitments are to be fulfilled before the year ending December 31, 2016.

As of December 31, 2012, future minimum capital commitments under non-cancelable construction contracts were as follows:

Year ended December 31,	RMB	US$
2013	85,556	13,733
2014	91	15
2015	5,856	940
2016	284	46
2017 and thereafter	-	-

	91,787	14,734

COMMON SHARES	12 Months Ended
Dec. 31, 2012
COMMON SHARES [Abstract]
COMMON SHARES

Note 16-COMMON SHARES

On September 10, 2010, the shareholders of the Company approved a dual-class common share structure, under which the 175,944,260 common shares outstanding as of the date were re-registered as Class B common shares, and all the remaining 324,055,740 authorized but unissued common shares were re-registered as Class A common shares. The two classes of common shares have identical rights except for different voting rights and conversion rights; the holders of each Class A common share issued and outstanding are entitled to one vote per share and the holders of each Class B common share issued and outstanding are entitled to ten votes per share. Each Class B common share is convertible to one Class A common share at any time whereas Class A common shares are not convertible into Class B common shares under any circumstances. In addition, if at any time Ms. Yu Yu, executive chairwoman of the Company, Mr. Guoqing Li, chief executive officer of the Company, and their affiliates collectively own less than 5% of the total number of the issued and outstanding Class B common shares (taking into account all of the issued and outstanding preferred shares on an as-converted basis), each issued and outstanding Class B common share will be automatically and immediately converted into one share of Class A common share, and the Company will not issue any Class B common shares thereafter the re-registration of common shares as Class B common shares were accounted for under the carry over basis.

SHARE SPLIT	12 Months Ended
Dec. 31, 2012
SHARE SPLIT [Abstract]
SHARE SPLIT

Note 17- SHARE SPLIT

On November 15, 2010, the Company's shareholders approved and amended the Articles of Association to authorize a ten-for-one split of the Company's issued and outstanding shares. As of November 15, 2010, this share split increased the number of issued and outstanding Class A common shares and Class B common shares from 1,006,000 shares and 17,594,426 shares to 10,060,000 and 175,944,260 shares, respectively, and increased the number of issued and outstanding Series A, Series B and Series C convertible preferred shares from 4,428,571, 4,399,574 and 4,926,850 to 44,285,710, 43,995,740 and 49,268,500 shares. Each common and convertible preferred share of the Company was subdivided into ten shares at a par value of US$0.0001.

All common and convertible preferred shares and per share amounts presented in the accompanying consolidated financial statements had been retrospectively adjusted for all periods presented, to give effect to the share split. The par value of each common and convertible preferred share had been retrospectively adjusted as if it had been in proportion to the ten-for-one share split.

CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE PREFERRED SHARES [Abstract]
CONVERTIBLE PREFERRED SHARES

Note 18-CONVERTIBLE PREFERRED SHARES

The holders of Series A, B and C convertible preferred shares (collectively, "Convertible Preferred Shares") had various rights and preferences as follows:

Voting

In a shareholders' meeting, the holder of each common share issued and outstanding had one vote in respect of each common share held, and the holder of each Convertible Preferred Share was entitled to the number of votes equal to the number of common shares into which such Convertible Preferred Shares could be converted.

Dividends

Each holder of Series A, B and C convertible preferred shares was entitled to dividends at the rate of US$0.0112, US$0.0172 and US$0.0534 per annum (as adjusted for any stock dividends, combinations or splits with respect to such shares), respectively prior and in preference to any declaration or payment of any dividend (payable other than in common shares) on the common shares. Such dividends were payable only when, as, and if declared by the board of directors and were non-cumulative. After the holders of the Series A, B and C convertible preferred shares had received the full dividend preferences as set forth above, any additional dividends or distributions declared by the board of directors out of funds legally available were distributed ratably among all holders of common shares and holders of the Series A, B and C convertible preferred shares on an as-converted basis.

Liquidation preference

In the event of liquidation, dissolution, or winding up of the Company, distributions to the members shall be made in the following priority:

(i)	US$0.668 per share to the holders of Series C convertible preferred shares, then

(ii)	US$0.170 per share to the holders of Series B convertible preferred shares, and

(iii)	US$0.140 per share to the holders of Series A convertible preferred shares, plus any declared but unpaid dividends on such shares on a pari passu basis. Thereafter common shareholders are entitled to receive the entire remainder of the proceeds.

A sale of all or substantially all assets of the Company, or a merger, reorganization or other transaction in which more than 50% of the outstanding voting power of the Company is transferred will be treated as a liquidation event, thereby triggering the liquidation payment.

Conversion

Each Series A, B and C convertible preferred share was initially convertible into one common share (subject to certain anti-dilution adjustments) at any time at the holder's option.

Each Series A, B and C convertible preferred share would be automatically converted into such number of fully paid common shares as would be determined by dividing US$0.140, US$0.215 and US$0.668 by the then effective applicable conversion price respectively upon the closing of a qualified firm commitment underwritten public offering.

If the Company issued additional shares (including common and Convertible Preferred Shares but excluding common shares issued under stock option plans) for a consideration per share less than the conversion price for each class of preferred shares in effect on the date of and immediately prior to such issue, then in such event, the conversion price for each class of Convertible Preferred Shares would be reduced concurrently with such issue according to a pre-determined formula. Such adjustments could be specifically exempted by either the vote or written consent of the holders of the majority of the then outstanding Convertible Preferred Shares.

As a result of the issuance of common shares to Ms. Yu Yu and an investor in 2004, the conversion price for Series A convertible preferred shares was adjusted to US$0.122 per share. On August 2, 2010, all the Series A convertible preferred shareholders adopted unanimous written confirmation stating that the issuance of such common shares had been exempted from the adjustments of the conversion price for Series A convertible preferred shares.

Earnings adjustment and modification of Series C Convertible Preferred Shares

The Series C Convertible Preferred Shares were subject to a conversion price adjustment provision if certain revenue and net loss targets were not achieved for the year ended December 31, 2006. Based on the actual results of operations of the Company for the year ended December 31, 2006, the conversion price for Series C Convertible Preferred Shares was adjusted downwards from US$0.668 per share to US$0.548 per share based on a pre-determined formula. The Company and the Series C Convertible Preferred Shareholders agreed that the Series C Convertible Preferred Shares conversion price would not be adjusted for the earnings adjustment as previously agreed. The Company would instead issue a total of 8,849,330 shares of Series C Convertible Preferred Shares to its existing Series C Convertible Preferred Shareholders for a consideration of US$0.0001 per Series C Convertible Preferred Share. In June 2010, 8,849,330 additional Series C Convertible Preferred Shares were issued to the Series C Convertible Preferred Shareholders for a consideration of US$0.0001 per Series C Convertible Preferred Share and the conversion price for Series C Convertible Preferred Shares was reverted back to the original conversion price of US$0.668 per share. This amendment had no effect on the number of common shares each Series C convertible preferred shareholder would receive upon the conversion of the Series C Convertible Preferred Shares immediately before and after the change of the terms. The preferred dividends for each Series C Convertible Preferred Share were also adjusted to US$0.0438 per share per annum so that the total preferred dividends for each holder of Series C Convertible Preferred Shares remain the same.

Registration Rights

Upon completion of a qualified public offering, the holders of Series A, B and C convertible preferred shares would be entitled to request that the Company use its best efforts to register their common shares under the Securities Act of 1933, following the expiration of the six-month lockup period after the offering, subject to the terms of the shareholders' agreement. The Company has no obligation to pay any consideration in the event registration is not successful.

Accounting for the Convertible Preferred Shares

The Convertible Preferred Shares were classified as mezzanine equity because they were subject to redemption by the Company upon the occurrence of a change-in-control event that does not result in the liquidation or termination of the Company. The Convertible Preferred Shares were not redeemable until the occurrence of a deemed liquidation event, pursuant to the respective convertible preferred share agreements. No subsequent accretion to the respective redemption values is necessary until it is probable a deemed liquidation event is to occur.

The carrying values of the Series A and C convertible preferred shares were the issuance price at their respective issuance dates less the attributable issuance costs. The carrying value of the Series B convertible preferred shares was based on its relative fair value with the common shares that were issued concurrently with the Series B convertible preferred shares. The Company evaluated the Convertible Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there was any beneficial conversion feature. The Company determined there were no embedded derivatives requiring bifurcation because the Convertible Preferred Shares are not readily convertible into cash as there is not a market mechanism in place for trading its shares.

Beneficial conversion features exist when the conversion price of the Convertible Preferred Shares is lower than the fair value of the common shares at the commitment date. When a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the convertible preferred shares as a contribution to additional paid-in capital. The resulting discount to the Convertible Preferred Shares would be then accreted immediately as the Convertible Preferred Shares were convertible at any time after issuance by the respective holders. The Company assessed the fair value of the common shares at the commitment date, with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of such fair value. No beneficial conversion feature was recognized for the Convertible Preferred Shares as the fair value per common share at the commitment date was less than the most favorable conversion price. In addition, the adjustment of the Series A convertible preferred shares conversion price and the issuance of Series B and C convertible preferred shares did not trigger any contingent beneficial conversion features. The downward adjustment of the conversion price for Series C convertible preferred shares also did not trigger any contingent beneficial conversion features.

Accounting for the modification of Series C Convertible Preferred Shares

The Company considers that a change in fair value exceeding 10% immediately after the change of the terms to be substantive and thus triggers extinguishment. A change in fair value not exceeding 10% immediately after the change of the terms is considered non-substantive and thus is subject to modification accounting. The Company assessed the total fair value of the Series C Convertible Preferred Shares immediately before and after the change of the terms with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of such fair value. The total fair value of the Series C Convertible Preferred Shares increased by RMB1,779, or 0.6% immediately after the change of the terms. Thus such change was accounted for as a modification and the amount was treated as a deemed dividend to the convertible preferred shareholders and deducted from the net income attributable to common shareholders.

Upon the completion of the initial public offering in December 2010, each Convertible Preferred Share was automatically converted into one Class B common share. As a result, 137,549,950 Class B common shares were issued, and the balance of Convertible Preferred Shares balance as of December 31, 2010 was RMB nil.

INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
INCOME (LOSS) PER SHARE [Abstract]
INCOME (LOSS) PER SHARE

Note 19-INCOME (LOSS) PER SHARE

Basic income (loss) per share for the years ended December 31, 2010, 2011 and 2012 is calculated as follows:

	Year Ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic income (loss) per share:
Numerator:
Allocated net income (loss)	150	30,632	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Deemed dividend on Series C convertible preferred shares	-	(1,779)	-	-	-	-	-	-

Net income (loss) attributable to Class A and Class B common shareholders	150	28,853	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Undistributed income allocated to convertible preferred shareholders	-	(24,792)	-	-	-	-	-	-

Net income (loss) attributable to Class A and Class B common shareholders for computing basic income (loss) per Class A and Class B common share	150	4,061	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)

Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share	6,712,195	181,562,768	188,572,218	205,486,874	267,707,132	267,707,132	131,916,660	131,916,660

Basic income (loss) per Class A and Class B common shares	0.02	0.02	(0.58)	(0.58)	(1.11)	(0.18)	(1.11)	(0.18)

Diluted income (loss) per share for the years ended December 31, 2010 2011 and 2012 is calculated as follows:

	Year Ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Diluted income (loss) per share:
Numerator:
Allocated net income (loss)	714	30,068	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Deemed dividend on Series C convertible preferred shares	-	(1,779)	-	-	-	-	-	-

Net income (loss) attributable to Class A and Class B common shareholders	714	28,289	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Undistributed income allocated to convertible preferred shareholders	-	(24,561)	-	-	-	-	-	-

Allocation of undistributed income (loss) for diluted net income per Class A and Class B common share computation	714	3,728	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Reallocation of undistributed income (loss) as a result of conversion of Class B to Class A common shares	3,728	-	(119,147)	-	(146,516)	(23,517)	-	-

Net income (loss) attributable to Class A and Class B common shareholders for computing diluted income (loss) per Class A and Class B common share	4,442	3,728	(228,487)	(119,147)	(443,851)	(71,243)	(146,516)	(23,517)

Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share	6,712,195	181,562,768	188,572,218	205,486,874	267,707,132	267,707,132	131,916,660	131,916,660
Conversion of Class B to Class A common shares	181,562,768	-	205,486,874	-	131,916,660	131,916,660	-	-
Dilutive options	28,084,300	-	-	-	-	-	-	-

Weighted average number of Class A and Class B common shares outstanding for computing diluted income (loss) per Class A and Class B common share	216,359,263	181,562,768	394,059,092	205,486,874	399,623,792	399,623,792	131,916,660	131,916,660

Diluted income (loss) per Class A and Class B common share	0.02	0.02	(0.58)	(0.58)	(1.11)	(0.18)	(1.11)	(0.18)

The convertible preferred shareholders receive dividends in preference to the common shareholders when declared. Under the two-class method, undistributed income is allocated to common shares and participating securities to the extent that each security may share in earnings as if all of the income for the year had been distributed. For the year ended December 31, 2010, the undistributed income allocated to convertible preferred shareholders consisted of the contracted preferred dividends and their share of the remaining income distributable on the as-converted basis among common shareholders and convertible preferred shareholders.

The effect of conversion features of the Convertible Preferred Shares has been excluded from the computation of diluted income per share for the year ended December 31, 2010 as the effect would be anti-dilutive. The effect of share options has been excluded from the computation of diluted loss per share for the year ended December 31, 2011 and 2012 as the effect would be anti-dilutive.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION

Note 20-SHARE-BASED COMPENSATION

The Company's shareholders approved two share incentive plans in 2004 and 2010, respectively. Under the 2004 plan, the Company may issue option awards to its directors, employees and other eligible persons. The exercise price, vesting and other conditions of individual awards are determined by the board of directors of the Company and its executive chairwoman within the scope authorized by the board. The Company suspended implementing the 2004 plan on November 15, 2010, the date of effectiveness of the 2010 plan. On November 12, 2012, the Company's shareholders approved and ratified the resumption of implementing the 2004 plan, only to the extent that the Class A common shares underlying the awards forfeited after November 15, 2010 shall revive and be available for issuance pursuant to future awards under the 2004 plan, and with amendments made to the 2004 plan. Under the 2010 plan, the Company may issue restricted share units, restricted shares and options awards to the directors, employees and other eligible persons. Typically the awards are subject to a 3 to 4 year service vesting condition and expire 7 to 10 years after the grant date.

The following table summarizes the share option activity under the 2004 and 2010 Plans for the year ended December 31, 2012:

	Number of shares	Weighted Average Per Share Exercise Price (US$)	Weighted- Average Grant-Date Fair Value Per Share (US$)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (US$)
Outstanding, January 1, 2012	25,151,840	0.55	0.28	-	-
Granted	1,021,500	0.79	0.40	-	-
Exercised	(3,836,590)	0.75	0.32	-	-
Expired	(151,490)	0.86	0.46	-	-
Forfeited	(2,692,830)	0.87	0.52	-	-

Outstanding, December 31, 2012	19,492,430	0.47	0.25	3.90	6,928

Vested and expected to vest at December 31, 2012	19,198,420	0.47	0.24	3.86	6,938

Exercisable at December 31, 2012	15,913,060	0.38	0.17	3.25	7,121

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company's common shares as of December 31, 2012 and the exercise prices of the equity awards.

On December 8, 2011, the exercise price of certain share options was adjusted downwards from US$1.2 and US$2.36 to US$0.93 per share. The total incremental share-based compensation expense resulting from the modification was RMB2,030 (US$322), with RMB535 (US$85) recognized as additional share-based compensation expense in 2011 and RMB1,495 (US$237) to be recognized over the remaining vesting period.

As of December 31, 2012, there was RMB16,336 (US$2,622) of unrecognized share-based compensation costs related to equity awards that is expected to be recognized over a weighted-average vesting period of 1.88 years. To the extent the actual forfeiture rate is different from the Company's estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The fair value of each option award was estimated using the binomial option pricing model by the Company, with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of all amounts related to share-based compensation recorded in the financial statements. The volatility assumption was calculated based on the price of the underlying common shares over the expected term of the option and the price volatility of the shares of comparable companies. The risk-free rate was based on the market yield of U.S. Treasury Bills with maturity terms equal to the expected term of the option awards. The sub optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management's expectation of exercise behavior of the grantees. Forfeitures were estimated based on historical experience.

The following table presents the assumptions used to estimate the fair values of the share options granted/modified in the years presented:

	2010	2011	2012
Expected volatility range	70.5%	68.3-68.6%	70.34%
Risk-free interest rate	4.1%	2.2%-3.2%	1.1%
Dividend yield	0%	0%	0%
Sub optimal early exercise factor	1.5	1.5	1.5-2.5

The aggregate intrinsic value of the equity awards exercised for the three years ended December 31, 2010, 2011 and 2012, was RMB52,222, RMB2,125 and RMB311 (US$50), respectively. The total fair value of the equity awards vested during the year ended December 31, 2010, 2011 and 2012 was RMB7,151, RMB11,220 and RMB14,115 (US$2,266), respectively.

The weighted-average grant-date fair value of options granted during the years 2010, 2011, and 2012 was US$0.39, US$1.15, and US$0.40, respectively.

Total share-based compensation expenses relating to options granted to employees and directors for the years ended December 31, 2010, 2011 and 2012 are included in:

	2010	2011	2012
	RMB	RMB	RMB	US$
Fulfillment	1,096	1,491	1,922	309
Marketing	233	300	332	53
Technology and content	787	1,372	1,015	163
General and administrative	8,184	8,294	7,918	1,271

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS

Note 21-RESTRICTED NET ASSETS

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company's subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Dangdang Information, Wuxi Dangdang Information and Tianjin Dangdang Information were established as foreign invested enterprises and therefore are subject to the above mandated restrictions on distributable profits. Furthermore, cash transfers from subsidiaries to the Company outside of China are subject to PRC government control of currency conversion.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide at least 10% of its annual after-tax profit to the statutory common reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise's PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Dangdang Kewen and Wuxi Dangdang Kewen were established as a domestic invested enterprise and therefore are subject to the above mentioned restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. Since Dangdang Information, Dangdang Kewen, Wuxi Dangdang Information and Wuxi Dangdang Kewen were in an accumulated loss position, no such reserve fund was appropriated for the three years ended December 31, 2010, 2011 and 2012. Tianjin Dangdang Information was established in 2011 and was in an accumulated loss position in 2011 and 2012, thus no such reserve fund was appropriated for the years ended December 31, 2011 and 2012.

As of December 31, 2012, the total net assets of the Company's PRC subsidiaries including the Affiliated PRC Entities were negative. Therefore, condensed financial information of the Company is not presented.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP").
Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries and its Affiliated PRC Entities in which it has a controlling financial interest. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, as Dangdang Information demonstrates its ability to control Dangdang Kewen through the Company's rights to all the residual benefits Dangdang Kewen and Dangdang Information's obligation to fund losses of Dangdang Kewen, the entity and its subsidiaries are included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and PRC Affiliated Entities have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company's financial statements include, but are not limited to, sales returns, vendor and customer incentives, allowances for doubtful accounts, lower of cost and market of inventories, useful lives of long-lived assets, realization of deferred tax assets, share-based compensation expense and uncertain tax positions. Actual results could materially differ from those estimates.

Foreign currency translation and transactions

Foreign currency translation and transactions

The functional currency of the Company is the United States dollar ("US$"). The Company's subsidiaries and Affiliated PRC Entities determined their functional currency to be the Chinese Renminbi ("RMB"). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Foreign exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

Convenience translation

Convenience translation

Amounts in U.S. dollars ("US$") are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2301 to US$1.00 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Restricted cash

Restricted cash

Restricted cash represents deposits not readily available to the Company because they are required to be pledged to secure short-term bank loans outstanding as of December 31, 2012 (note 8).

Time deposits	Time deposits Time deposits represent interest-bearing deposits held in commercial banks with original stated maturities of more than three months.
Held-to-maturity investments

Held-to-maturity investments

The Company accounts for its investments in accordance with ASC 320, Investments-Debt and Equity Securities ("ASC 320"). According to ASC 320, the investments in debt securities are accounted for as either "held-to-maturity", "trading" or "available-for-sale".

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance to ASC 320. If the decline in fair value is judged to be other than temporary, the cost basis of the individual security would be written down to its fair value as a charge to the consolidated statements of comprehensive income (loss). No impairment loss was recognized on the held-to-maturity securities for any of years presented.

Inventories

Inventories

Inventories, consisting of products available for sale and packaging material, are accounted for using the first-in first-out method, and are valued at the lower of cost or market. This valuation requires the Company to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

In accordance with its policy, the Company reviews the estimated obsolete inventories on an ongoing basis. This review indicated that the Company's inventories were less susceptible to obsolescence and changes in the marketplace. As a result, effective from January 1, 2012, the Company changed its estimates of the obsolete inventories to better reflect the utility of the inventory. The change in estimate resulted in a decrease of loss from operations and net loss by approximately RMB23,490 (US$3,770) or RMB0.56 (US$0.09) per basic and diluted Class A and Class B shares for the year ended December 31, 2012.

Fixed assets, net

Fixed assets, net

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Other office and warehouse equipment	3-8 years	0%
Vehicles	3 years	0%
Leasehold improvements	The shorter of the expected life of leasehold improvements of 3-5 years and the lease term	0%

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

The Company constructs certain of its fixed assets. All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and depreciation of these assets commences when they are ready for their intended use.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available for the long-lived assets. No impairment charge was recognized for any of the years presented.

Prepaid land lease payment

Prepaid land lease payment

Prepaid land lease payment represents amount paid for the right to use land in the PRC and is recorded at purchase cost less accumulated amortization. Amortization is provided on a straight line basis over the term of the land use right agreement, which is 50 years.

Fair value

Fair value

ASC 820, Fair Value Measurements and Disclosures ("ASC 820") defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820 did not impact the Company's financial condition, results of operations, or cash flow, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. The financial instruments of the Company primarily comprise of cash and cash equivalents, restricted cash, time deposits, held-to-maturity investments, accounts receivables, other receivables, amounts due from/to related parties, accounts payable, other payables and short-term bank loans. The Company did not have any financial instruments that were measured at fair value on a recurring basis or non-recurring basis as of December 31, 2011 and 2012. The carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

Modification of Series C convertible preferred shares

Modification of Series C convertible preferred shares

The Company assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model. If the fair value of the convertible preferred shares immediately after the amendment changed by more than 10 percent of the fair value of the convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the convertible preferred shareholders. When convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the convertible preferred shareholders. Modifications that result in a decrease in the fair value of the convertible preferred shares are not recognized.

Revenue

Revenue

Revenue recognition

The Company's principal business is to sell media products and general merchandise sourced from publishers, manufacturers and distributors in China, operate the dangdang.com marketplace program, under which third-party merchants sell general merchandise as well as render advertising services on the Company's website. In accordance with ASC 605, Revenue Recognition ("ASC 605"), the Company records product sales and related costs on a gross basis when it is the primary obligor in a transaction. When the Company is not the primary obligor in a transaction and is instead acting as an agent, such as in transactions on the Company's marketplace program, fees earned are recorded on a net basis.

Revenue is recorded net of value-added and business taxes.

Product revenue

Consistent with the criteria of Staff Accounting Bulletin No. 104, Revenue Recognition ("SAB 104"), the Company recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Customers place their order for products online fixing the related selling price and shipping charge. Payment for the purchased product is made either before delivery or upon delivery. Revenue, net of discounts and return allowances, is recorded when title passes to customers upon delivery. Return allowances, which reduce product revenue, are estimated based on historical experience. Shipping charges to customers are included in product revenue and totaled RMB12,727, RMB19,490 and RMB28,964 (US$4,649) for the years ended December 31, 2010, 2011 and 2012, respectively.

Other revenue

Other revenue primarily consists of fees charged to third-party merchants participating in the Company's marketplace program as well as advertising revenue. The fees are derived from a service charge to participate in the program for a designated period of time, a percentage of the transaction value and a fixed commission. Fee revenue is recognized ratably over the period of the arrangement, generally up to one year. Fees from transactions are recognized when the transaction is completed and collectability is reasonably assured. The Company recognizes advertising revenue based on the revenue recognition criteria in accordance with SAB 104.

Discount coupons

The Company periodically provides discount coupons to its customers for use in purchases that require a minimum transaction value. Coupons may be granted to customers to incentivize a current purchase. Discounts for current purchases are treated as a reduction of revenue for the related transaction. Coupons may also be given to a customer that has made a purchase of a minimum value but for which may only be used in a future purchase. During the year ended December 31, 2011 and 2012, the Company made extensive use of such coupons to incentivize future purchases. When the right to purchase discounted products in the future does not represent a significant and incremental discount to the customer, such right is not considered an element of an arrangement within the scope of the multiple-element arrangements guidance in ASC 605. The discounts for future purchases, when accepted by the customer, are treated as a reduction of revenue when the future transaction is recognized. When the right to discounts for future purchases represents a significant and incremental discount to the customer, such right is accounted for as a separate element under ASC 605. As of December 31, 2011 and 2012, the outstanding coupons did not represent a significant and incremental discount to the customers.

Gift cards

The Company records deferred revenue when it sells gift cards. The Company records revenue when a customer redeems the gift card. Gift cards are generally valid for one year from the date of issuance. Unredeemed amounts are recorded in other revenue when the gift card expires.

Loyalty programs

Loyalty programs

Customers may earn loyalty points from the purchase of merchandise from the Company. Points are earned based on the amount and types of merchandise purchased and expire at the end of the next calendar year. Customers may redeem the loyalty points for discount coupons to be used on future purchases of selected items on the Company's website or exchanged for discount coupons for third-party products or services. The Company does not pay nor has any obligations to the third-party providers. Instead, such program allows third-party providers a channel to the Company's customers. In addition, customers may attain a tiered membership status based on the value of merchandise purchased over the past twelve months. Membership status entitles the holder to certain discounts on future purchases of selected items on the Company's website. Membership status is subject to renewal every twelve months. The Company accrues for the estimated incremental cost of redeeming the benefits at the time the benefits are earned by the customer. Estimated incremental costs have been insignificant since the inception of the respective loyalty programs.

Cost of revenue

Cost of revenue

Cost of revenue represents cost of goods sold including the purchase price of consumer products and content sold by the Company as well as packaging supplies. Dangdang Information is subject to business tax and other surcharges on the revenue earned for exclusive technical support provided to Dangdang Kewen, pursuant to the Contractual Agreements (note 1). Such business tax and other surcharges have been insignificant for the years presented.

Rebates and promotion fees

Rebates and promotion fees

The Company has agreements to receive consideration from certain of its vendors, including rebates for products it sells over a period of time as well as for promoting vendors' products during the year. The rebates are not sufficiently separable from the Company's purchase of the vendors' products and they do not represent a reimbursement of costs incurred by the Company to sell vendors' products. Rebates which are based on the volume of sales to the Company's customers for a specified period are accounted for as a reduction of "cost of revenues" when the volume thresholds are met and the amount of rebate is determinable. Promotion fees related to specific inventory sold are recorded as a reduction of "cost of revenues" when the item is sold. Rebates and promotion fees that are not linked to the volume of sales to the Company's customers or specific inventory sold are allocated between "cost of revenues" and "inventories" based on purchases for the year. Rebates and promotion fees recorded as a reduction of "cost of revenues" totaled RMB111,189, RMB172,925 and RMB308,162 (US$49,463) for the years ended December 31, 2010, 2011 and 2012, respectively.

Fulfillment

Fulfillment

Fulfillment costs represent those costs incurred in out-bound shipping and operating and staffing the Company's fulfillment and customer service centers, including costs attributable to buying, receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; and responding to inquiries from customers. Fulfillment costs also include amounts payable to third parties that assist the Company in fulfillment and customer service operations. Out-bound shipping costs totaled RMB162,365, RMB264,656 and RMB376,987 (US$60,511) for the years ended December 31, 2010, 2011 and 2012, respectively.

Marketing

Marketing

Marketing costs consist primarily of advertising costs, promotion costs relating to marketing activities and payroll and related expenses for personnel engaged in marketing, business development and selling activities.

Advertising costs, expensed as incurred, totaled RMB72,893, RMB141,773 and RMB185,346 (US$29,750), in the years ended December 31, 2010, 2011 and 2012, respectively.

Technology and content

Technology and content

Technology and content expenses consist principally of payroll and related expenses for employees involved in category expansion, application development, e-book platform development, editorial content, and systems support, as well as costs and depreciation associated with the computing, storage and telecommunications infrastructure used internally and supporting online activities.

Technology and content costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative

General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal, and human relations, among others; costs associated with use by these functions of facilities and equipment, such as depreciation expense and rent; and other general corporate costs.

Leases

Leases

The Company enters into operating leases wherein payments are recognized as an expense on a straight-line basis over the lease term. The Company had no capital leases for any of the years stated herein.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company's comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income (loss). The Company adopted Accounting Standards Update ("ASU") No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income (loss) and other comprehensive loss in one single continuous statement. Prior years' comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Government grants

Government grants

Government grants received in connection with the maintenance of the Company's operations in specific locations are recognized as deferred government grants when received and recorded as other operating income over the period the attached conditions are met and the government grants are earned.

If the purpose of the government grant is specifically defined in the terms and conditions of the contract, the grant received is recorded as an offset to the specified expense. The amount recorded to offset marketing expenses for the years ended December 31, 2010, 2011 and 2012 was RMB nil, RMB10,000 and RMB nil (US$ nil), respectively.

Income tax

Income tax

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statement of comprehensive income (loss).

In accordance with the provisions of ASC 740, Income Taxes, the Company recognizes in its financial statements the benefit of a tax position if the tax position is "more likely than not" to prevail based on the facts and technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company's estimates. As each audit is concluded, adjustments, if any, are recorded in the Company's financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

Share-based compensation

The Company's employees and directors participate in the Company's 2004 and 2010 Share Incentive Plan. The Company applies ASC 718, Compensation-Stock Compensation ("ASC 718"), to account for its employee share-based payments.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

In accordance with ASC 718, the Company records the incremental fair value, if any, of the modified award, as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Income (loss) per share

Income (loss) per share

Income (loss) per share is calculated in accordance with ASC 260, Earnings Per Share ("ASC 260"). Basic income (loss) per common share is computed by dividing net income (loss) attributable to holders of common shares by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income (loss) is allocated between the Class A and Class B common shares and other participating securities based on their participating rights. Diluted income (loss) per common share reflects the potential dilution that could occur if securities to issue common shares were exercised. The dilutive effect of convertible preferred shares and outstanding share-based awards is reflected in the diluted income (loss) per share by application of the if-converted method and treasury stock method respectively. Dilutive equivalent shares are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive. The computation of the dilutive net income (loss) per share of Class A common share assumes the conversion of Class B common shares, while the diluted income per share of Class B common share does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company's Class A and Class B common shares are identical, except with respect to voting. In accordance with ASC 260, the undistributed income for each year is allocated based on the contractual participation rights of the Class A and Class B common shares as if the income for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed income is allocated on the proportionate basis of the weighted average number of respective common shares.

Segment reporting

Segment reporting

The Company follows ASC 280, Segment Reporting. The Company's chief operating decision maker, who has been identified as the executive chairwoman of the board of directors, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the internet. As the Company's long-lived assets are substantially all located in the PRC and substantially all the Company's revenues are derived from within the PRC, no geographical segments are presented.

Concentration of risks

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, other receivables, time deposits and held-to-maturity investments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2012, substantially all of the Company's cash and cash equivalents, time deposits and restricted cash were managed by financial institutions of Mainland China and Hong Kong, which management believes are of high credit quality. As of December 31, 2012, the Company had RMB243,611 (US$39,102) in cash and cash equivalents, restricted cash and time deposits in branches located in the Mainland China and RMB1,390,954 (US$223,264) located outside Mainland China.

Accounts receivable are typically unsecured and are derived from revenue earned from customers and collected on behalf of third party couriers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its couriers and its ongoing monitoring process of outstanding balances.

Concentration of customers and suppliers

There are no revenues from customers or purchases from suppliers which individually represent greater than 10% of the total revenues and purchases for the years ended December 31, 2010, 2011 and 2012.

Currency convertibility risk

The Company transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China (the "PBOC"). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of the U.S. dollar against RMB was approximately 4.58% and 2.30% in 2011 and 2012, respectively. While the international reaction to the RMB appreciation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant appreciation of the RMB against the U.S. dollar.

Business risk

Foreign ownership of Internet-based businesses is subject to significant restrictions under current PRC laws and regulations. Foreign investors are not allowed to own more than 50% equity interest in any entity with an Internet content distribution business. Currently, the Company conducts its operations in China through a series of contractual arrangements entered into among Dangdang Information, Dangdang Kewen and its shareholders.

In the opinion of the Company's management and Jun He Law Offices, our PRC legal counsel, (i) the ownership structure of the Company's subsidiaries and the Affiliated PRC Entities are in compliance with PRC laws, (ii) each of the Company's subsidiaries and Affiliated PRC Entities has the corporate power, authority and legal right to enter into, execute, deliver and perform its obligations under each of the Contractual Agreements to which it is a party, (iii) each of the Contractual Agreements between Dangdang Information, Dangdang Kewen and its shareholders, as described in this annual report, are valid, binding and enforceable in accordance with their respective terms, (iv) The execution, delivery and performance by Dangdang Information and Dangdang Kewen or its shareholders of each of the Contractual Agreements to which it/he/she is a party do not result in any violation of the provisions of the articles of association or business licenses of such subsidiaries and Affiliated PRC Entities, and any violation of any explicit provisions of the applicable PRC laws.

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, there can be no assurance that the PRC regulatory authorities will not in the future take a view that is contrary to the opinion of our PRC legal counsel.

If our ownership structure and the Contractual Arrangements were found to be in violation of any existing or future PRC laws or regulations by the relevant regulatory authorities, the Company may be subject to penalties, which may include but not be limited to, revocation of the business licenses or operating licenses of our PRC subsidiaries or Affiliated PRC Entities, being required to restructure the Company's operations or discontinue the Company's operating activities. If any of these penalties results in our inability to direct the activities of Dangdang Kewen that most significantly impact its economic performance, and/or our failure to receive the economic benefits from Dangdang Kewen, we may not be able to consolidate the entity in our consolidated financial statements in accordance with U.S. GAAP.

In addition, if Dangdang Kewen and its subsidiary or their shareholders fail to perform their obligations under the Contractual Arrangements, the Company may have to incur substantial costs and expend resources to enforce the Company's rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Arrangements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company's ability to enforce these Contractual Arrangements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these Contractual Arrangements, the Company may not be able to exert effective control over its PRC Affiliated Entities, and the Company's ability to conduct its business may be negatively affected.

Recent accounting pronouncements

Recent accounting pronouncements

In February 2013, the Financial Accounting Standards Board issued ASU 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, it requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. Early adoption is permitted. The Company does not expect that the adoption of ASU 2013-02 will have a material impact on its consolidated financial statements.

ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Subsidiary Information

Due to the consolidation of the Affiliated PRC Entities, the Company reflected the following in the consolidated financial statements:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Current assets	443,903	472,501	75,842
Non-current assets	188	334	54

Total assets	444,091	472,835	75,895

Current liabilities	440,469	561,232	90,084
Non-current liabilities	-	1,889	303

Total liabilities	440,469	563,121	90,387

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Net revenues	425,762	553,481	212,898	34,172
Net income (loss)	6,145	4,706	(57,287)	(9,195)
Net cash provided by (used in) operating activities	9,612	(79,331)	72,580	11,693
Net cash used in investing activities	(56)	(49)	(57)	(9)
Net cash provided by financing activities	-	-	-	-

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Other office and warehouse equipment	3-8 years	0%
Vehicles	3 years	0%
Leasehold improvements	The shorter of the expected life of leasehold improvements of 3-5 years and the lease term	0%

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories

	As of December 31,
	2011	2012
	RMB	RMB	US$
Media products	1,191,011	1,130,552	181,466
General merchandise	378,499	336,430	54,001
Packing materials and others	13,773	18,597	2,985

	1,583,283	1,485,579	238,452

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Prepayments to suppliers	14,852	23,377	3,752
Prepayments to related parties	9,625	-	-
Rental, insurance and other expenses	10,398	19,722	3,166
Rebates and promotion fees receivable	74,714	127,305	20,434
Warehouse deposits	9,464	7,133	1,145
Interest receivable	13,738	10,833	1,739
Other receivables	9,516	14,924	2,395

	142,307	203,294	32,631

FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET [Abstract]
Schedule of Fixed Assets, Net

Fixed assets consist of the following:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Electronic equipment	94,783	125,568	20,155
Other office and warehouse equipment	53,570	80,131	12,862
Vehicles	2,005	2,378	382
Leasehold improvements	12,489	13,186	2,116
Construction in progress	-	4,883	784

Total	162,847	226,146	36,299
Less: accumulated depreciation	(66,235)	(104,872)	(16,833)

Fixed assets, net	96,612	121,274	19,466

PREPAID LAND LEASE PAYMENT (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID LAND LEASE PAYMENT [Abstract]
Schedule of Prepaid Land Lease Payment

	As of December 31,
	2011	2012
	RMB	RMB	US$
Prepaid land lease payment	-	44,656	7,168
Less: accumulated amortization	-	(447)	(72)

Net carrying value	-	44,209	7,096

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	As of December 31,
	2011	2012
	RMB	RMB	US$
Accrued expenses	128,367	154,393	24,782
Accrued payroll	27,258	38,821	6,231
Taxes payable	8,462	36,576	5,871
Deposits from service providers	28,462	62,563	10,042
Payables to merchants participating in the marketplace program	33,548	82,434	13,232
Sales refund payable	18,743	9,596	1,540
Other payables	21,252	30,393	4,878

	266,092	414,776	66,576

PRODUCT REVENUE (Tables)	12 Months Ended
Dec. 31, 2012
PRODUCT REVENUE [Abstract]
Schedule of Product Revenue

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Media products	1,863,431	2,457,423	3,252,511	522,064
General merchandise	392,090	1,094,087	1,768,292	283,831

	2,255,521	3,551,510	5,020,803	805,895

OTHER INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INCOME (EXPENSE), NET [Abstract]
Schedule of Other Income (Expense), Net

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Exchange (loss) income, net	(2,317)	49,994	5,255	843
Other non-operating income	278	6,607	13,611	2,185
Other non-operating expenses	(1,234)	(2,771)	(4,510)	(724)

	(3,273)	53,830	14,356	2,304

INCOME TAX BENEFIT (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Schedule of Income (loss) before Income Taxes

Income (loss) before income taxes consists of:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Non-PRC	(17,386)	55,229	23,349	3,748
PRC	36,107	(259,390)	(467,200)	(74,991)

	18,721	(204,161)	(443,851)	(71,243)

Schedule of Income Taxes

Income taxes consist of:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Current income tax	(11,937)	(328)	-	-
Deferred income tax benefit	40,479	68,876	116,709	18,733
Valuation allowance	(16,481)	(92,874)	(116,709)	(18,733)

	12,061	(24,326)	-	-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Income tax computed at applicable tax rates (25%)	4,680	(51,040)	(110,963)	(17,811)
Effect of different tax rates in different jurisdictions	4,347	(13,807)	(5,837)	(937)
Non-deductible expenses	526	(3,470)	191	31
Effect of expired tax losses	1,030	-	-	-
Other adjustments	135	(231)	(100)	(16)
Changes in valuation allowance	(22,779)	92,874	116,709	18,733

	(12,061)	24,326	-	-

Schedule of Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	31,697	37,584	6,033
Inventories	10,691	11,367	1,825
Provisions	800	604	97

Total deferred tax assets, current portion	43,188	49,555	7,955
Valuation allowance	(43,188)	(49,555)	(7,955)

Deferred tax assets, current portion, net	-	-	-

Deferred tax assets, non-current portion:
Fixed assets	610	453	73
Net operating losses	65,557	176,056	28,259

Total deferred tax assets, non-current portion	66,167	176,509	28,322
Valuation allowance	(66,167)	(176,509)	(28,332)

Deferred tax assets, non-current portion, net	-	-	-

Schedule of Reconciliation of Unrecognized Tax Benefits

The changes in unrecognized tax benefits are as follows:

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Balance at January 1	4,664	596	649	104
Additions based on tax positions related to the prior years	-	787	66	11
Reductions for tax positions of prior years	(4,068)	-	(433)	(70)
Reductions for tax positions of the current year	-	(734)	-	-

Balance at December 31	596	649	282	45

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Parties
Related parties

Name of related parties	Relationship with the Company
Ms. Yu Yu	Shareholder and executive chairwoman of the Company

Mr. Guoqing Li	Shareholder, director and chief executive officer of the Company

Beijing Kewen Cambridge Book Co., Ltd. ("BKCB")	Entity indirectly controlled by family members of Mr. Guoqing Li

Beijing Kewen Guolue Information Technology Co., Ltd. ("BKGI")	Entity indirectly controlled by family members of Mr. Guoqing Li

Tripod Enterprises Holding Limited ("Tripod")	Entity indirectly controlled by a family member of Ms. Yu Yu

Kewen Holding Co. Limited ("Kewen Holding")	Entity indirectly controlled by Mr. Guoqing Li

Schedule of Related Party Transactions
The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Purchases of goods
BKCB	4,100	-	-	-

Service fees
BKCB	3,716	3,716	3,716	597
BKGI	5,909	5,909	5,909	948

	9,625	9,625	9,625	1,545

Schedule of Related Party Balances
The balances between the Company and its related parties as of December 31, 2011 and 2012 are listed below:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Due from a related party:
BKCB	188	320	51

Prepayments to related parties:
BKCB	3,716	-	-
BKGI	5,909	-	-

	9,625	-	-

Due to related parties:
BKCB	2,511	2,333	374
Tripod	5,152	-	-
Kewen Holding	5,028	-	-

	12,691	2,333	374

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Lease Commitments

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended December 31,	RMB	US$
2013	121,161	19,448
2014	95,136	15,270
2015	50,917	8,173
2016	33,707	5,410
2017	30,120	4,835
Thereafter	139,549	22,399

	470,590	75,535

Schedule of Future Minimum Capital Commitments

As of December 31, 2012, future minimum capital commitments under non-cancelable construction contracts were as follows:

Year ended December 31,	RMB	US$
2013	85,556	13,733
2014	91	15
2015	5,856	940
2016	284	46
2017 and thereafter	-	-

	91,787	14,734

INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
INCOME (LOSS) PER SHARE [Abstract]
Schedule of Basic Income (Loss) Per Share

Basic income (loss) per share for the years ended December 31, 2010, 2011 and 2012 is calculated as follows:

	Year Ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic income (loss) per share:
Numerator:
Allocated net income (loss)	150	30,632	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Deemed dividend on Series C convertible preferred shares	-	(1,779)	-	-	-	-	-	-

Net income (loss) attributable to Class A and Class B common shareholders	150	28,853	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Undistributed income allocated to convertible preferred shareholders	-	(24,792)	-	-	-	-	-	-

Net income (loss) attributable to Class A and Class B common shareholders for computing basic income (loss) per Class A and Class B common share	150	4,061	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)

Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share	6,712,195	181,562,768	188,572,218	205,486,874	267,707,132	267,707,132	131,916,660	131,916,660

Basic income (loss) per Class A and Class B common shares	0.02	0.02	(0.58)	(0.58)	(1.11)	(0.18)	(1.11)	(0.18)

Schedule of Diluted Income (Loss) Per Share

Diluted income (loss) per share for the years ended December 31, 2010 2011 and 2012 is calculated as follows:

	Year Ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Diluted income (loss) per share:
Numerator:
Allocated net income (loss)	714	30,068	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Deemed dividend on Series C convertible preferred shares	-	(1,779)	-	-	-	-	-	-

Net income (loss) attributable to Class A and Class B common shareholders	714	28,289	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Undistributed income allocated to convertible preferred shareholders	-	(24,561)	-	-	-	-	-	-

Allocation of undistributed income (loss) for diluted net income per Class A and Class B common share computation	714	3,728	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Reallocation of undistributed income (loss) as a result of conversion of Class B to Class A common shares	3,728	-	(119,147)	-	(146,516)	(23,517)	-	-

Net income (loss) attributable to Class A and Class B common shareholders for computing diluted income (loss) per Class A and Class B common share	4,442	3,728	(228,487)	(119,147)	(443,851)	(71,243)	(146,516)	(23,517)

Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share	6,712,195	181,562,768	188,572,218	205,486,874	267,707,132	267,707,132	131,916,660	131,916,660
Conversion of Class B to Class A common shares	181,562,768	-	205,486,874	-	131,916,660	131,916,660	-	-
Dilutive options	28,084,300	-	-	-	-	-	-	-

Weighted average number of Class A and Class B common shares outstanding for computing diluted income (loss) per Class A and Class B common share	216,359,263	181,562,768	394,059,092	205,486,874	399,623,792	399,623,792	131,916,660	131,916,660

Diluted income (loss) per Class A and Class B common share	0.02	0.02	(0.58)	(0.58)	(1.11)	(0.18)	(1.11)	(0.18)

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Summary of Stock Option Activity Under Stock Option and Incentive Plans

The following table summarizes the share option activity under the 2004 and 2010 Plans for the year ended December 31, 2012:

	Number of shares	Weighted Average Per Share Exercise Price (US$)	Weighted- Average Grant-Date Fair Value Per Share (US$)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (US$)
Outstanding, January 1, 2012	25,151,840	0.55	0.28	-	-
Granted	1,021,500	0.79	0.40	-	-
Exercised	(3,836,590)	0.75	0.32	-	-
Expired	(151,490)	0.86	0.46	-	-
Forfeited	(2,692,830)	0.87	0.52	-	-

Outstanding, December 31, 2012	19,492,430	0.47	0.25	3.90	6,928

Vested and expected to vest at December 31, 2012	19,198,420	0.47	0.24	3.86	6,938

Exercisable at December 31, 2012	15,913,060	0.38	0.17	3.25	7,121

Schedule of Assumptions Used to Estimate Fair Value of Share Options

The following table presents the assumptions used to estimate the fair values of the share options granted/modified in the years presented:

	2010	2011	2012
Expected volatility range	70.5%	68.3-68.6%	70.34%
Risk-free interest rate	4.1%	2.2%-3.2%	1.1%
Dividend yield	0%	0%	0%
Sub optimal early exercise factor	1.5	1.5	1.5-2.5

Schedule of Total Share-Based Compensation Expenses

Total share-based compensation expenses relating to options granted to employees and directors for the years ended December 31, 2010, 2011 and 2012 are included in:

	2010	2011	2012
	RMB	RMB	RMB	US$
Fulfillment	1,096	1,491	1,922	309
Marketing	233	300	332	53
Technology and content	787	1,372	1,015	163
General and administrative	8,184	8,294	7,918	1,271

ORGANIZATION AND BASIS OF PRESENTATION (Details)	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Beijing Dangdang Information Technology Co., Ltd. [Member]	Dec. 31, 2012 Wuxi Dangdang Information Technology Co., Ltd. [Member]	Dec. 31, 2012 Dangdang Information Technology (Tianjin) Co., Ltd. [Member]	Dec. 31, 2012 Beijing Dangdang Kewen E-Commerce Co., Ltd. [Member]	Dec. 31, 2012 Wuxi Dangdang Kewen E-Commerce Co., Ltd. [Member]	Dec. 31, 2012 Affiliated PRC Entities [Member] USD ($)	Dec. 31, 2012 Affiliated PRC Entities [Member] CNY	Dec. 31, 2011 Affiliated PRC Entities [Member] CNY	Dec. 31, 2010 Affiliated PRC Entities [Member] CNY
Noncontrolling Interest [Line Items]
Percentage of Direct Ownership by the Company					100.00%	99.00%	99.00%
Notes receivable from Ms. Yu Yu and Mr. Guoqing Li		2,000,000
Current assets	542,587,000	3,380,368,000	3,184,948,000							75,842,000	472,501,000	443,903,000
Noncurrent assets	32,545,000	202,758,000	100,794,000							54,000	334,000	188,000
Total assets	575,132,000	3,583,126,000	3,285,742,000							75,895,000	472,835,000	444,091,000
Current liabilities	450,981,000	2,809,661,000	2,127,956,000							90,084,000	561,232,000	440,469,000
Non-current liabilities	5,452,000	33,966,000								303,000	1,889,000
Total liabilities	456,433,000	2,843,627,000	2,127,956,000							90,387,000	563,121,000	440,469,000
Net revenues	833,664,000	5,193,809,000	3,618,972,000	2,281,680,000						34,172,000	212,898,000	553,481,000	425,762,000
Net income (loss)	(71,243,000)	(443,851,000)	(228,487,000)	30,782,000						(9,195,000)	(57,287,000)	4,706,000	6,145,000
Net cash provided by (used in) operating activities										11,693,000	72,580,000	(79,331,000)	9,612,000
Net cash used in investing activities										(9,000)	(57,000)	(49,000)	(56,000)
Net cash provided by financing activities
Revenue contribution, percentage of total revenues										4.10%	4.10%	15.30%	18.70%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC [Member] USD ($)	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2012 Non-PRC [Member] USD ($)	Dec. 31, 2012 Non-PRC [Member] CNY	Dec. 31, 2012 Electronic equipment [Member]	Dec. 31, 2012 Other office and warehouse equipment [Member]	Dec. 31, 2012 Other office and warehouse equipment [Member] Minimum [Member]	Dec. 31, 2012 Other office and warehouse equipment [Member] Maximum [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2012 Leasehold improvements [Member] Minimum [Member]	Dec. 31, 2012 Leasehold improvements [Member] Maximum [Member]
Accounting Policies [Line Items]
Convenience translation of RMB to USD	6.2301	6.2301
Estimated useful life									3 years		3 years	8 years	3 years		3 years	5 years
Estimated useful life														The shorter of the expected life of leasehold improvements of 3-5 years and the lease term
Residual value									0.00%	0.00%			0.00%	0.00%
Period of prepaid land lease	50 years	50 years
Shipping charges to customers	$ 4,649,000	28,964,000	19,490,000	12,727,000
Rebates and promotion fees recorded as a reduction of "cost of revenues"	49,463,000	308,162,000	172,925,000	111,189,000
Out-bound shipping costs	60,511,000	376,987,000	264,656,000	162,365,000
Advertising costs	29,750,000	185,346,000	141,773,000	72,893,000
Government grants recorded to offset marketing expenses			10,000,000
Cash, cash equivalents and time deposits					39,102,000	243,611,000	223,264,000	1,390,954,000
Depreciation of the U.S. dollar against RMB	2.30%	2.30%	4.58%
Difference in income from continuing operations due to changes in accounting estimates	3,770,000	23,490,000
Difference in net income due to changes in accounting estimates	$ 3,770,000	23,490,000
Difference in basic earnings per share due to changes in accounting estimates	$ 0.09	0.56
Difference in diluted earnings per share due to changes in accounting estimates	$ 90	0.56

INVENTORIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INVENTORIES [Abstract]
Media products	$ 181,466	1,130,552	1,191,011
General merchandise	54,001	336,430	378,499
Packing materials and others	2,985	18,597	13,773
Inventories, total	$ 238,452	1,485,579	1,583,283

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepayments to suppliers	$ 3,752	23,377	14,852
Prepayments to related parties			9,625
Rental, insurance and other expenses	3,166	19,722	10,398
Rebates and promotion fees receivable	20,434	127,305	74,714
Warehouse deposits	1,145	7,133	9,464
Interest receivable	1,739	10,833	13,738
Other receivables	2,395	14,924	9,516
Prepaid Expenses and Other Current Assets, Total	$ 32,631	203,294	142,307

FIXED ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Electronic equipment [Member] USD ($)	Dec. 31, 2012 Electronic equipment [Member] CNY	Dec. 31, 2011 Electronic equipment [Member] CNY	Dec. 31, 2012 Other office and warehouse equipment [Member] USD ($)	Dec. 31, 2012 Other office and warehouse equipment [Member] CNY	Dec. 31, 2011 Other office and warehouse equipment [Member] CNY	Dec. 31, 2012 Vehicles [Member] USD ($)	Dec. 31, 2012 Vehicles [Member] CNY	Dec. 31, 2011 Vehicles [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] USD ($)	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2012 Construction in progress [Member] USD ($)	Dec. 31, 2012 Construction in progress [Member] CNY	Dec. 31, 2011 Construction in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 36,299	226,146	162,847		$ 20,155	125,568	94,783	$ 12,862	80,131	53,570	$ 382	2,378	2,005	$ 2,116	13,186	12,489	$ 784	4,883
Less: accumulated depreciation	(16,833)	(104,872)	(66,235)
Fixed assets, net	19,466	121,274	96,612
Construction in progress	749	4,668
Depreciation of fixed assets	$ 6,631	41,312	24,870	20,098

PREPAID LAND LEASE PAYMENT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PREPAID LAND LEASE PAYMENT [Abstract]
Prepaid land lease payment	$ 7,168	44,656
Less: accumulated amortization	(72)	(447)
Land use rights, net	7,096	44,209
Amortization expense for land use right	72	447
Year 1	144	893
Year 2	144	893
Year 3	144	893
Year 4	144	893
Year 5	$ 144	893

SHORT-TERM BANK LOANS (Details) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Short-term Debt [Line Items]
Short-term bank loans			$ 96,307	600,000	150,000
Short-term bank loans interest rate							5.60%	5.88%
Repayment of short-term bank loans	(48,153)	(300,000)	(96,307)	(600,000)
Interest expense	137	851	1,220	7,603	259
Short-term bank loan maturing in the next year			48,153	300,000
Restricted cash			$ 113,869	709,417

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued expenses	$ 24,782	154,393	128,367
Accrued payroll	6,231	38,821	27,258
Taxes payable	5,871	36,576	8,462
Deposits from service providers	10,042	62,563	28,462
Payables to merchants participating in the marketplace program	13,232	82,434	33,548
Sales refund payable	1,540	9,596	18,743
Other payables	4,878	30,393	21,252
Accrued expenses and other current liabilities, total	$ 66,576	414,776	266,092

PRODUCT REVENUE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Media Products [Member] USD ($)	Dec. 31, 2012 Media Products [Member] CNY	Dec. 31, 2011 Media Products [Member] CNY	Dec. 31, 2010 Media Products [Member] CNY	Dec. 31, 2012 General Merchandise [Member] USD ($)	Dec. 31, 2012 General Merchandise [Member] CNY	Dec. 31, 2011 General Merchandise [Member] CNY	Dec. 31, 2010 General Merchandise [Member] CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Product revenue	$ 805,895	5,020,803	3,551,510	2,255,521	$ 522,064	3,252,511	2,457,423	1,863,431	$ 283,831	1,768,292	1,094,087	392,090

OTHER INCOME (EXPENSE), NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
OTHER INCOME (EXPENSE), NET [Abstract]
Exhcange income (loss)	$ 843	5,255	49,994	(2,317)
Other non-operating income	2,185	13,611	6,607	278
Other non-operating expenses	(724)	(4,510)	(2,771)	(1,234)
Other (expenses) income, net	$ 2,304	14,356	53,830	(3,273)

INCOME TAX BENEFIT (EXPENSE) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Dividend tax rate	10.00%	10.00%	10.00%	10.00%	10.00%
Net operating loss carryforwards	$ 113,035	704,218
Net operating loss carryforwards, expiration dates	The net operating loss will expire in 2016 and 2017 if not utilized.	The net operating loss will expire in 2016 and 2017 if not utilized.
Unrecognized tax benefits	$ 45	282	$ 104	649	596	4,664

INCOME TAX BENEFIT (EXPENSE) (Income (Loss) Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Non-PRC [Member] USD ($)	Dec. 31, 2012 Non-PRC [Member] CNY	Dec. 31, 2011 Non-PRC [Member] CNY	Dec. 31, 2010 Non-PRC [Member] CNY	Dec. 31, 2012 PRC [Member] USD ($)	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2010 PRC [Member] CNY
Income (loss) before income taxes by area:
Income (loss) before income taxes	$ (71,243)	(443,851)	(204,161)	18,721	$ 3,748	23,349	55,229	(17,386)	$ (74,991)	(467,200)	(259,390)	36,107

INCOME TAX BENEFIT (EXPENSE) (Contents of Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Current income tax			(328)	(11,937)
Deferred income tax benefit	18,733	116,709	68,876	40,479
Valuation allowance	18,733	116,709	(92,874)	(16,481)
Total			(24,326)	12,061

INCOME TAX BENEFIT (EXPENSE) (Tax Rate Reconciliation) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Income tax computed at applicable tax rates (25%)	$ (17,811)	(110,963)	(51,040)	4,680
Effect of different tax rates in different jurisdictions	(937)	(5,837)	(13,807)	4,347
Non-deductible expenses	31	191	(3,470)	526
Effect of expired tax losses				1,030
Other adjustments	(16)	(100)	(231)	135
Changes in valuation allowance	18,733	116,709	92,874	(22,779)
Income Tax Expense (Benefit), Total			24,326	(12,061)

INCOME TAX BENEFIT (EXPENSE) (Components of deferred taxes) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Accrued expenses	$ 6,033	37,584	31,697
Inventories	1,825	11,367	10,691
Provisions	97	604	800
Total deferred tax assets, current portion	7,955	49,555	43,188
Valuation allowance	(7,955)	(49,555)	(43,188)
Deferred tax assets, current portion, net
Fixed assets	73	453	610
Net operating losses	28,259	176,056	65,557
Total deferred tax assets, non-current portion	28,332	176,509	66,167
Valuation allowance	(28,332)	(176,509)	(66,167)
Deferred tax assets, non-current portion, net

INCOME TAX BENEFIT (EXPENSE) (Changes in unrecognized tax benefits) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Unrecognized tax benefits, beginning balance	$ 104	649	596	4,664
Additions based on tax positions related to the prior years	11	66	787
Reductions for tax positions of prior years	(70)	(433)		(4,068)
Reductions for tax positions of the current year			(734)
Unrecognized tax benefits, ending balance	$ 45	282	649	596

RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Beijing Kewen Cambridge Book Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2006 Beijing Kewen Cambridge Book Co., Ltd. [Member]	Dec. 31, 2012 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2006 Beijing Kewen Guolue Information Technology Co., Ltd. [Member]	Dec. 31, 2012 Tripod Enterprises Holding Limited [Member] USD ($)	Dec. 31, 2012 Tripod Enterprises Holding Limited [Member] CNY	Dec. 31, 2011 Tripod Enterprises Holding Limited [Member] CNY	Dec. 31, 2012 Kewen Holding Co. Limited [Member] USD ($)	Dec. 31, 2012 Kewen Holding Co. Limited [Member] CNY	Dec. 31, 2011 Kewen Holding Co. Limited [Member] CNY
Related Party Transaction [Line Items]
Purchases of goods								4,100
Fulfillment, service fees payable to related parties	1,545	9,625	9,625	9,625	597	3,716	3,716	3,716		948	5,909	5,909	5,909
Commission percentage paid to related party on service agreement									3.00%					3.00%
Commission owed and paid to related party based on service agreement				28,875
Due from related parties:	51	320	188		51	320	188
Prepayment to related parties:			9,625				3,716					5,909
Due to related parties:	$ 374	2,333	12,691		$ 374	2,333	2,511										5,152			5,028

EMPLOYEE BENEFITS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
EMPLOYEE BENEFITS [Abstract]
Employee benefits expense	$ 12,634	78,712	36,162	22,527

COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Operating lease commitments
Rental expenses	$ 14,846	92,493	57,689	34,879
2013	19,448	121,161
2014	15,270	95,136
2015	8,173	50,917
2016	5,410	33,707
2017	4,835	30,120
Thereafter	22,399	139,549
Total	75,535	470,590
Capital commitments
2013	13,733	85,556
2014	15	91
2015	940	5,856
2016	46	284
2017 and thereafter
Capital commitments under non-cancelable construction contracts	$ 14,734	91,787

COMMON SHARES (Details)	1 Months Ended
Sep. 30, 2010
Common Class A [Member] | Authorized but Unissued [Member]
Class of Stock [Line Items]
Re-registration of common shares (in shares)	324,055,740
Common Class B [Member]
Class of Stock [Line Items]
Re-registration of common shares (in shares)	175,944,260

SHARE SPLIT (Details) (USD $)	0 Months Ended				0 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended
	Nov. 15, 2010 Class A common shares [Member]	Dec. 31, 2012 Class A common shares [Member]	Dec. 31, 2011 Class A common shares [Member]	Nov. 14, 2010 Class A common shares [Member]	Nov. 15, 2010 Class B common shares [Member]	Dec. 31, 2012 Class B common shares [Member]	Dec. 31, 2011 Class B common shares [Member]	Nov. 14, 2010 Class B common shares [Member]	Nov. 15, 2010 Series A convertible preferred shares [Member]	Nov. 14, 2010 Series A convertible preferred shares [Member]	Nov. 15, 2010 Series B convertible preferred shares [Member]	Nov. 14, 2010 Series B convertible preferred shares [Member]	Nov. 15, 2010 Series C convertible preferred shares [Member]	Nov. 14, 2010 Series C convertible preferred shares [Member]	Jun. 30, 2010 Series C convertible preferred shares [Member]
Class of Stock [Line Items]
Common shares, shares issued	10,060,000	268,919,350	265,082,760	1,006,000	175,944,260	131,916,660	131,916,660	17,594,426
Common shares, shares outstanding	10,060,000	268,919,350	265,082,760	1,006,000	175,944,260	131,916,660	131,916,660	17,594,426
Preferred stock, shares issued									44,285,710	4,428,571	43,995,740	4,399,574	49,268,500	4,926,850	8,849,330
Preferred stock, shares outstanding									44,285,710	4,428,571	43,995,740	4,399,574	49,268,500	4,926,850
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share)									$ 0.0001		$ 0.0001		$ 0.0001
Stock split ratio	10				10				10		10		10

CONVERTIBLE PREFERRED SHARES (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 Series A convertible preferred shares [Member] USD ($)	Nov. 15, 2010 Series A convertible preferred shares [Member]	Nov. 14, 2010 Series A convertible preferred shares [Member]	Dec. 31, 2012 Series B convertible preferred shares [Member] USD ($)	Nov. 15, 2010 Series B convertible preferred shares [Member]	Nov. 14, 2010 Series B convertible preferred shares [Member]	Jun. 30, 2010 Series C convertible preferred shares [Member] USD ($)	Jun. 30, 2010 Series C convertible preferred shares [Member] CNY	Dec. 31, 2012 Series C convertible preferred shares [Member] USD ($)	Dec. 31, 2011 Series C convertible preferred shares [Member] CNY	Dec. 31, 2007 Series C convertible preferred shares [Member] USD ($)	Dec. 31, 2006 Series C convertible preferred shares [Member] USD ($)	Nov. 15, 2010 Series C convertible preferred shares [Member]	Nov. 14, 2010 Series C convertible preferred shares [Member]
Class of Stock [Line Items]
Dividends per annum	$ 0.0112			$ 0.0172			$ 0.0438		$ 0.0534
Preferred stock liquidation preference	$ 0.14			$ 0.017					$ 0.668
Convertible preferred stock conversion rate per share	$ 0.14			$ 0.215					$ 0.668
Conversion price for convertible preferred shares	$ 0.122							0.668			$ 0.548	$ 0.668
Preferred stock, shares issued		44,285,710	4,428,571		43,995,740	4,399,574	8,849,330	8,849,330					49,268,500	4,926,850
Consideration per share							$ 0.0001
Increase of fair value of the Series C Convertible Preferred Shares										1,779

INCOME (LOSS) PER SHARE (Basic) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Common Class A [Member] USD ($)	Dec. 31, 2012 Common Class A [Member] CNY	Dec. 31, 2011 Common Class A [Member] CNY	Dec. 31, 2010 Common Class A [Member] CNY	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Common Class B [Member] CNY	Dec. 31, 2011 Common Class B [Member] CNY	Dec. 31, 2010 Common Class B [Member] CNY
Basic income (loss) per share:
Allocated net income (loss)	$ (71,243)	(443,851)	(228,487)	30,782	$ (47,726)	(297,335)	(109,340)	150	$ (23,517)	(146,516)	(119,147)	30,632
Deemed dividend on Series C convertible preferred shares				(1,779)								(1,779)
Net income (loss) attributable to common shareholders	(71,243)	(443,851)	(228,487)	29,003	(47,726)	(297,335)	(109,340)	150	(23,517)	(146,516)	(119,147)	28,853
Undistributed income allocated to convertible preferred shareholders												(24,792)
Net income (loss) attributable to Class A and Class B common shareholders for computing basic income (loss) per Class A and Class B common share					$ (47,726)	(297,335)	(109,340)	150	$ (23,517)	(146,516)	(119,147)	4,061
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share					267,707,132	267,707,132	188,572,218	6,712,195	131,916,660	131,916,660	205,486,874	181,562,768
Basic income (loss) per Class A and Class B common shares	$ (0.18)	(1.11)	(0.58)	0.02	$ (0.18)	(1.11)	(0.58)	0.02	$ (0.18)	(1.11)	(0.58)	0.02

INCOME (LOSS) PER SHARE (Diluted) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Common Class A [Member] USD ($)	Dec. 31, 2012 Common Class A [Member] CNY	Dec. 31, 2011 Common Class A [Member] CNY	Dec. 31, 2010 Common Class A [Member] CNY	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Common Class B [Member] CNY	Dec. 31, 2011 Common Class B [Member] CNY	Dec. 31, 2010 Common Class B [Member] CNY
Diluted income (loss) per share:
Allocated net income (loss)					$ (47,726)	(297,335)	(109,340)	714	$ (23,517)	(146,516)	(119,147)	30,068
Deemed dividend on Series C convertible preferred shares				(1,779)								(1,779)
Net income (loss) attributable to Class A and Class B common shareholders					(47,726)	(297,335)	(109,340)	714	(23,517)	(146,516)	(119,147)	28,289
Undistributed income allocated to convertible preferred shareholders												(24,561)
Allocation of undistributed income (loss) for diluted net income per Class A and Class B common share computation					(47,726)	(297,335)	(109,340)	714	(23,517)	(146,516)	(119,147)	3,728
Reallocation of undistributed income (loss) as a result of conversion of Class B to Class A common shares					(23,517)	(146,516)	(119,147)	3,728
Net income attributable to Class A and Class B common shareholders for computing diluted income (loss) per Class A and Class B common share					$ (71,243)	(443,851)	(228,487)	4,442	$ (23,517)	(146,516)	(119,147)	3,728
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share					267,707,132	267,707,132	188,572,218	6,712,195	131,916,660	131,916,660	205,486,874	181,562,768
Conversion of Class B to Class A common shares					131,916,660	131,916,660	205,486,874	181,562,768
Dilutive options								28,084,300
Weighted average number of Class A and Class B common shares outstanding for computing diluted income (loss) per Class A and Class B common share					399,623,792	399,623,792	394,059,092	216,359,263	131,916,660	131,916,660	205,486,874	181,562,768
Diluted income (loss) per Class A and Class B common share	$ (0.18)	(1.11)	(0.58)	0.02	$ (0.18)	(1.11)	(0.58)	0.02	$ (0.18)	(1.11)	(0.58)	0.02

SHARE-BASED COMPENSATION (Share Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares
Outstanding, beginning	25,151,840
Granted	1,021,500
Exercised	(3,836,590)
Expired	(151,490)
Forfeited	(2,692,830)
Outstanding, ending	19,492,430	25,151,840
Vested and expected to vest	19,198,420
Exercisable	15,913,060
Weighted Average Per Share Exercise Price
Outstanding, beginning	$ 0.55
Granted	$ 0.79
Exercised	$ 0.75
Expired	$ 0.86
Forfeited	$ 0.87
Outstanding, ending	$ 0.47	$ 0.55
Vested and expected to vest	$ 0.47
Exercisable	$ 0.38
Weighted-Average Grant-Date Fair Value Per Share
Outstanding, beginning	$ 0.28
Granted	$ 0.4	$ 1.15	$ 0.39
Exercised	$ 0.32
Expired	$ 0.46
Forfeited	$ 0.52
Outstanding, ending	$ 0.25	$ 0.28
Vested and expected to vest	$ 0.24
Exercisable	$ 0.17
Weighted Average Remaining Contractual Term (years)
Outstanding	3 years 10 months 24 days
Vested and expected to vest	3 years 10 months 10 days
Exercisable	3 years 3 months
Aggregate Intrinsic Value
Outstanding	$ 6,928
Vested and expected to vest	6,938
Exercisable	$ 7,121

SHARE-BASED COMPENSATION (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended										1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 08, 2011 Excercise price before adjustment [Member] USD ($)	Dec. 08, 2011 Option exercise price before adjustment [Member] USD ($)	Dec. 31, 2011 After Adjustment [Member] USD ($)	Dec. 31, 2011 After Adjustment [Member] CNY	Dec. 31, 2011 After Adjustment [Member] USD ($)	Dec. 31, 2011 After Adjustment [Member] CNY	Dec. 08, 2011 After Adjustment [Member] USD ($)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Service vesting condition							3 years	4 years
Expected life in years							7 years	10 years
Exercise price									$ 1.2	$ 2.36					$ 0.93
Incremental share-based compensation expense											$ 322	2,030
Additional share-based compensation expense	1,796	11,187		11,457		10,300							85	535
Unrecognized share-based compensation costs			2,622	16,336							237	1,495	237	1,495
Unrecognized share-based compensation costs, recognition period	1 year 10 months 17 days	1 year 10 months 17 days
Aggregate intrinsic value of the equity awards exercised	50	311		2,125		52,222
Total fair value of the equity awards vested	$ 2,266	14,115		11,220		7,151
Weighted-average grant-date fair value of options granted	$ 0.4		$ 1.15		$ 0.39

SHARE-BASED COMPENSATION (Assumptions Used to Estimate Fair Values of Share Options) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		68.30%
Expected volatility	70.34%		70.50%
Expected volatility, maximum		68.60%
Risk-free interest rate, minimum		2.20%
Risk free interest rate	1.10%		4.10%
Risk-free interest rate, maximum		3.20%
Dividend yield	0.00%	0.00%	0.00%
Sub optimal early exercise factor, in years, minimum	1 year 6 months
Sub optimal early exercise factor, in years		1 year 6 months	1 year 6 months
Sub optimal early exercise factor, in years, maximum	2 years 6 months

SHARE-BASED COMPENSATION (Schedule of Share-based Compensation Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Fulfillment [Member] USD ($)	Dec. 31, 2012 Fulfillment [Member] CNY	Dec. 31, 2011 Fulfillment [Member] CNY	Dec. 31, 2010 Fulfillment [Member] CNY	Dec. 31, 2012 Marketing [Member] USD ($)	Dec. 31, 2012 Marketing [Member] CNY	Dec. 31, 2011 Marketing [Member] CNY	Dec. 31, 2010 Marketing [Member] CNY	Dec. 31, 2012 Technology and content [Member] USD ($)	Dec. 31, 2012 Technology and content [Member] CNY	Dec. 31, 2011 Technology and content [Member] CNY	Dec. 31, 2010 Technology and content [Member] CNY	Dec. 31, 2012 General and administrative [Member] USD ($)	Dec. 31, 2012 General and administrative [Member] CNY	Dec. 31, 2011 General and administrative [Member] CNY	Dec. 31, 2010 General and administrative [Member] CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 309	1,922	1,491	1,096	$ 53	332	300	233	$ 163	1,015	1,372	787	$ 1,271	7,918	8,294	8,184

RESTRICTED NET ASSETS (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RESTRICTED NET ASSETS [Abstract]
Appropriation of subsidiaries to reserve fund